UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-5221

Seligman Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 Park Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Portfolios, Inc.

Mid-Year Report

June 30, 2008

Seligman Portfolios, Inc.

Dear Contract Owner:

The mid-year shareholder report for Seligman Portfolios, Inc. (the “Fund”) follows this letter. The report contains each Portfolio’s investment results, portfolio of investments, and financial statements as of June 30, 2008.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Fund’s Manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of Ameriprise’s acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Fund’s management agreements with Seligman, as well as the sub-advisory agreement between Seligman and Wellington Management Company, LLP (the “Subadviser”), with regard to Seligman International Growth Portfolio. On July 29, 2008, the Board of the Fund approved, with respect to the Portfolios, new advisory agreements with RiverSource, a new administration agreement with Ameriprise, and a new sub-advisory agreement between RiverSource and the Subadviser with regard to Seligman International Growth Portfolio. The new advisory and sub-advisory agreements will be presented to the shareholders of each Portfolio for their approval.

Thank you for your continued support of Seligman Portfolios.

Respectfully,

William C. Morris

Chairman

J. & W. Seligman & Co. Incorporated

August 15, 2008

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, New York 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, New York 10017	Subadviser (to Seligman International Growth Portfolio) Wellington Management Company, LLP 75 State Street Boston, MA 02109 General Counsel Sullivan & Cromwell LLP	Custodians JPMorgan Chase Bank State Street Bank and Trust Company

Seligman Portfolios, Inc.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Portfolio of Seligman Portfolios, Inc. (the “Fund”), and to provide a summary of their portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Returns for Class 1 and Class 2 shares are calculated without any sales charges. Performance data quoted are net of all portfolio operating expenses, but do not include any charges imposed on contract owners by the insurance companies’ separate account or by any pension or retirement plan. If these additional charges were included, performance would have been lower. Total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

For certain Portfolios, J. & W. Seligman & Co. Incorporated (the “Manager”) has voluntarily undertaken to waive its management fee and/or to reimburse expenses. Such waived reimbursement can be discontinued at any time at the Manager’s discretion, except in the case of Seligman International Growth Portfolio, for which the undertaking is contractual through at least April 30, 2009. Other fee waiver/reimbursement arrangements were in effect prior to these current arrangements. Absent such waiver/reimbursement, returns would have been lower. See Note 5 to the Financial Statements on page 39 of this report for additional information.

An investment in the Portfolios is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuation, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing on one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The stocks of smaller companies may be subject to above-average price fluctuations. An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prior to March 31, 2000, the Manager employed subadvisers that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Global Technology Portfolio and Seligman International Growth Portfolio. For the period following, until September 15, 2003, in the case of Seligman International Growth Portfolio, the assets of these Portfolios were managed exclusively by the Manager. Since September 15, 2003, Wellington Management Company, LLP has acted as subadviser to provide portfolio management services for Seligman International Growth Portfolio. See Note 5 to the Financial Statements on page 39 of this report for additional information.

Investment Results

Total Returns

For Periods Ended June 30, 2008

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Class 2 Since Inception 5/1/00		Class 2 Since Inception 8/30/00

Seligman Capital Portfolio
Class 1	(0.65)%	0.36%	13.08%	7.45%	n/a		n/a
Class 2	(0.78)	0.12	12.79	n/a	n/a		(1.64)%
Lipper Mid-Cap Funds Average**	(8.55)	(10.70)	10.93	6.38	n/a		2.16	#
Lipper Mid-Cap Growth Funds Average**	(8.52)	(5.66)	11.23	5.41	n/a		(0.75	)#
Russell Midcap Growth Index**	(6.81)	(6.42)	12.31	5.64	n/a		(1.06)
Seligman Common Stock Portfolio Class 1	(13.95)	(21.33)	5.49	0.20	n/a		n/a
Lipper Large-Cap Core Funds Average**	(11.49)	(12.27)	6.83	2.51	n/a		n/a
Standard & Poor’s 500 Composite (S&P 500) Index**	(11.90)	(13.11)	7.57	2.88	n/a		n/a
Seligman Communications and Information Portfolio
Class 1	(7.37)	(3.14)	12.85	8.10	n/a		n/a
Class 2	(7.52)	(3.36)	12.54	n/a	(2.24)%		n/a
Lipper Science & Technology Funds Average**	(12.55)	(9.48)	7.69	3.17	(10.47	)†	n/a
S&P 500 Index**	(11.90)	(13.11)	7.57	2.88	0.02		n/a
S&P North American Technology Sector Index**	(12.15)	(6.96)	8.27	1.93	(9.20	)†	n/a

See footnotes on page 2.

1

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Investment Results

Total Returns

For Periods Ended June 30, 2008

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Class 2 Since Inception 5/1/00		Class 2 Since Inception 5/1/01

Seligman Global Technology Portfolio
Class 1	(8.94)%	(4.97)%	11.19%	6.62%	n/a		n/a
Class 2	(8.99)	(5.14)	11.02	n/a	(4.70)%		n/a
Lipper Global Funds Average**	(10.98)	(9.88)	12.22	4.99	2.52	†	n/a
Lipper Global Science & Technology Funds Average**	(14.93)	(10.56)	8.43	2.37	(8.70	)†	n/a
MSCI World Index**	(10.25)	(10.18)	12.53	4.65	2.42	†	n/a
MSCI World IT Index**	(12.20)	(7.69)	8.54	1.31	(9.47	)†	n/a
Seligman International Growth Portfolio Class 1	(19.27)	(10.27)	13.85	1.19	n/a		n/a
Lipper International Funds Average**	(10.83)	(9.38)	16.10	6.10	n/a		n/a
Lipper International Multi-Cap Growth Funds Average**	(10.99)	(7.13)	16.96	6.71	n/a		n/a
MSCI EAFE Index**	(10.58)	(10.15)	17.14	6.22	n/a		n/a
MSCI EAFE Growth Index**	(7.84)	(4.07)	16.62	4.41	n/a		n/a
Seligman Investment Grade Fixed Income Portfolio Class 1	—	4.86	2.37	4.18	n/a		n/a
Lehman Brothers Government/Credit Index**	0.98	7.24	3.58	5.69	n/a		n/a
Lipper Corporate Debt Funds BBB-Rated Average**	(1.12)	2.30	3.63	4.97	n/a		n/a
Seligman Large-Cap Value Portfolio Class 1	(12.04)	(13.54)	11.15	3.76	n/a		n/a
Lipper Large-Cap Value Funds Average**	(13.02)	(17.04)	7.77	3.76	n/a		n/a
Lipper Multi-Cap Value Funds Average**	(12.55)	(18.55)	8.35	5.47	n/a		n/a
Russell 1000 Value Index**	(13.57)	(18.78)	8.91	4.91	n/a		n/a
S&P 500 Index**	(11.90)	(13.11)	7.57	2.88	n/a		n/a
Seligman Smaller-Cap Value Portfolio
Class 1	(14.70)	(19.55)	9.32	12.24	n/a		n/a
Class 2	(14.80)	(19.73)	9.09	n/a	n/a		9.22%
Lipper Small-Cap Core Funds Average**	(9.19)	(16.99)	10.20	6.77	n/a		7.09	##
Lipper Small-Cap Value Funds Average**	(8.57)	(19.67)	10.23	7.62	n/a		8.34	##
Russell 2000 Value Index**	(9.84)	(21.63)	10.00	7.46	n/a		8.35

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

*	Returns for periods of less than one year are not annualized.
**	See benchmark descriptions on pages 12 and 13.
†	From April 30, 2000.
#	From August 31, 2000.
##	From May 3, 2001.

Note: Lipper currently classifies certain Portfolios as follows:

Seligman Capital Portfolio — Mid-cap growth fund

Seligman Global Technology Portfolio — Global science and technology fund

Seligman International Growth Portfolio — International multi-cap growth fund

Seligman Large-Cap Value Portfolio — Multi-cap value fund

Seligman Smaller-Cap Value Portfolio — Small-cap core fund

2

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Capital Portfolio

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Aerospace and Defense	1	$102,081	$101,304	1.0	2.6
Auto Components	—	—	—	—	1.8
Biotechnology	3	307,246	322,855	3.2	5.2
Capital Markets	2	114,260	109,359	1.1	—
Chemicals	3	299,891	357,310	3.5	3.6
Communications Equipment	3	258,237	235,211	2.3	4.4
Construction and Engineering	2	427,586	485,588	4.8	2.7
Diversified Financial Services	—	—	—	—	0.9
Diversified Telecommunication Services	—	—	—	—	2.0
Electric Utilities	1	183,068	178,885	1.8	1.8
Electrical Equipment	2	353,464	418,416	4.1	—
Electronic Equipment and Instruments	1	134,202	137,690	1.3	0.4
Energy Equipment and Services	6	1,191,975	1,431,225	14.1	8.9
Food and Staples Retailing	1	224,104	82,680	0.8	1.8
Health Care Equipment and Supplies	1	159,943	154,780	1.5	3.6
Health Care Providers and Services	4	382,470	324,847	3.2	4.2
Hotels, Restaurants and Leisure	2	349,876	319,185	3.1	2.2
Industrial Conglomerates	1	285,700	321,828	3.1	5.1
Internet Software and Services	2	409,730	315,450	3.1	5.0
IT Services	1	107,264	106,208	1.0	—
Life Sciences Tools and Services	1	64,655	60,264	0.6	2.2
Machinery	2	210,094	191,132	1.9	6.2
Media	—	—	—	—	4.2
Metals and Mining	4	309,626	385,368	3.8	3.8
Multiline Retail	—	—	—	—	1.9
Multi-Utilities	1	248,696	266,394	2.6	—
Oil, Gas and Consumable Fuels	7	758,808	1,089,914	10.7	3.2
Pharmaceuticals	4	560,912	491,178	4.8	1.2
Semiconductors and Semiconductor Equipment	4	647,478	756,206	7.4	3.2
Software	4	812,846	813,092	8.0	7.5
Specialty Retail	1	129,366	101,118	1.0	2.9
Textiles, Apparel and Luxury Goods	—	—	—	—	1.9
Wireless Telecommunication Services	2	146,606	131,461	1.3	3.5
	66	9,180,184	9,688,948	95.1	97.9
Short-Term Holding and Other Assets Less Liabilities	1	500,779	500,779	4.9	2.1
Net Assets	67	$9,680,963	$10,189,727	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases
Noble*
Public Service Enterprise Group*
Energy Conversion Devices*
Goodrich Petroleum*
BMC Software*
SAVVIS
Nabors Industries*
Sepracor*
Hologic*
Marvell Technology Group*

Largest Sales
Cummins**
Coach**
Kohl’s**
Equinix
Goodyear Tire & Rubber**
Synopsys**
Noble Energy**
McDermott International
Tween Brands**
St. Jude Medical**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

3

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Cash Management Portfolio

Summary of Net Assets

June 30, 2008

			Percent of Net Assets
	Issues	Value	June 30, 2008	December 31, 2007
Short-Term Holdings:
US Government Securities	4	$1,464,622	15.4	15.0
Government Agency Securities	4	1,888,626	19.8	33.4
Fixed Time Deposits	10	4,746,000	49.7	34.8
Commercial Paper	3	1,374,074	14.4	15.2
Repurchase Agreements	1	71,000	0.7	1.8
	22	9,544,322	100.0	100.2
Other Assets Less Liabilities	—	(3,779)	—	(0.2)
Net Assets	22	$9,540,543	100.0	100.0

4

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Common Stock Portfolio

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	Dec. 31, 2007
Common Stocks:

Aerospace and Defense	4	$104,559	$107,132	2.5	3.0
Air Freight and Logistics	1	48,641	43,029	1.0	0.6
Airlines	2	49,378	23,670	0.5	1.2
Auto Components	—	—	—	—	1.1
Automobiles	—	—	—	—	0.4
Biotechnology	2	83,880	73,582	1.7	1.6
Capital Markets	5	163,310	115,009	2.6	4.1
Chemicals	1	16,131	18,966	0.4	—
Commercial Banks	2	80,562	49,310	1.1	1.2
Commercial Services and Supplies	—	—	—	—	1.1
Communications Equipment	5	245,566	217,690	5.0	5.7
Computers and Peripherals	2	91,132	95,382	2.2	4.4
Construction and Engineering	2	45,143	52,549	1.2	1.2
Consumer Finance	1	35,727	26,369	0.6	1.1
Containers and Packaging	1	120,179	41,901	1.0	2.3
Diversified Financial Services	4	228,375	139,429	3.2	4.0
Diversified Telecommunication Services	4	200,603	158,098	3.6	2.4
Electric Utilities	1	41,097	44,980	1.0	0.7
Electrical Equipment	2	35,641	32,766	0.8	0.5
Energy Equipment and Services	6	157,059	196,219	4.5	3.2
Food and Staples Retailing	2	188,884	70,416	1.6	2.3
Health Care Equipment and Supplies	3	73,846	72,562	1.7	1.1
Health Care Providers and Services	6	115,685	93,471	2.1	1.8
Hotels, Restaurants and Leisure	—	—	—	—	0.9
Independent Power Producers and Energy Traders	1	34,609	32,657	0.8	0.6

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	Dec. 31, 2007

Industrial Conglomerates	2	$104,838	$83,846	1.9	2.5
Insurance	4	191,452	132,276	3.0	2.6
Internet Software and Services	3	221,810	140,130	3.2	2.3
Life Sciences Tools and Services	1	21,113	20,088	0.5	0.5
Machinery	1	17,371	14,426	0.3	1.2
Media	—	—	—	—	2.7
Metals and Mining	4	120,896	136,613	3.1	2.2
Multi-Utilities	1	51,053	52,820	1.2	—
Multiline Retail	1	58,178	51,139	1.2	1.8
Oil, Gas and Consumable Fuels	8	386,349	513,719	11.8	9.8
Pharmaceuticals	9	423,468	371,559	8.5	5.5
Real Estate Investment Trusts	—	—	—	—	0.3
Semiconductors and Semiconductor Equipment	4	208,574	209,409	4.8	3.6
Software	5	311,246	270,194	6.2	3.2
Specialty Retail	2	122,560	55,008	1.3	1.2
Textiles, Apparel and Luxury Goods	—	—	—	—	0.6
Tobacco	3	135,526	145,140	3.3	2.6
Wireless Telecommunication Services	1	22,764	18,996	0.4	1.6
Total Common Stocks	106	4,557,205	3,920,550	89.8	90.7
Options Purchased	19	82,341	26,379	0.6	1.1
Equity-Linked Notes	7	233,000	187,620	4.3	5.7
Other Short-Term Holding and Other Assets Less Liabilities	1	233,502	233,502	5.3	2.5
Net Assets	133	$5,106,048	$4,368,051	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases		Largest Sales
Public Service Enterprise Group*	Microsoft	Kohl’s**	Halliburton
Chesapeake Energy*	Forest Laboratories*	NII Holdings	International Business Machines**
United Parcel Service (Class B)*	Merck*	Wal-Mart Stores**	Starbucks**
Google (Class A)*	Wells Fargo*	Joy Global**	Wyeth
UST*	Nokia (ADR)*	Goodyear Tire & Rubber**	Seagate Technology**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

* Position added during the period.
** Position eliminated during the period.

5

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Communications and Information Portfolio

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Advertising	—	—	—	—	1.0
Application Software	3	$3,373,422	$3,642,366	7.5	3.9
Communications Equipment	4	3,433,960	3,167,231	6.5	10.7
Computer Hardware	1	859,248	971,152	2.0	3.5
Computer Storage and Peripherals	4	7,056,881	5,528,732	11.4	7.9
Consumer Software	1	587,145	626,888	1.3	—
Electrical Components and Equipment	2	387,680	386,756	0.8	—
Electronic Manufacturing Services	1	268,025	221,642	0.5	0.4
Health Care Distributors	1	336,514	346,642	0.7	—
Health Care Equipment	5	2,360,530	2,249,634	4.6	1.6
Health Care Services	1	430,045	421,689	0.9	0.8
Integrated Telecommunication Services	—	—	—	—	0.6
Internet Software and Services	5	6,620,875	7,040,216	14.5	11.8
IT Consulting and Other Services	2	4,045,789	3,778,052	7.8	8.9
Pharmaceuticals	1	490,845	503,215	1.0	1.3
Semiconductor Equipment	1	246,892	222,558	0.4	3.0
Semiconductors	4	2,609,936	3,577,633	7.4	13.9
Systems Software	4	5,540,711	5,807,896	12.0	15.6
Technical Software	3	5,395,089	4,819,610	9.9	10.4
Technology Distributors	2	1,121,799	1,057,150	2.2	0.5
Wireless Telecommunication Services	1	89,900	93,960	0.2	1.8
	46	45,255,286	44,463,022	91.6	97.6
Short-Term Holding and Other Assets Less Liabilities	1	4,066,829	4,068,843	8.4	2.4
Net Assets	47	$49,322,115	$48,531,865	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases
Autodesk
NetApp
EMC
Mentor Graphics
Activision Blizzard*
C.R. Bard*
Symantec
Arrow Electronics*
Kinetic Concepts*
Apple

Largest Sales
QUALCOMM
BMC Software
Intel**
Taiwan Semiconductor Manufacturing (ADR)**
Oracle
Cymer**
Maxim Integrated Products
Citrix Systems
International Business Machines**
Intersil (Class A)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

6

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Global Technology Portfolio

Diversification of Net Assets by Industry

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Advertising	—	—	—	—	1.3
Application Software	7	$521,026	$516,694	7.7	4.2
Broadcasting and Cable TV	1	33,051	25,192	0.4	—
Communications Equipment	5	440,204	440,389	6.6	10.7
Computer Hardware	3	182,173	220,409	3.3	4.4
Computer Storage and Peripherals	4	566,394	444,996	6.6	4.8
Consumer Electronics	—	—	—	—	2.0
Diversified Commercial and Professional	1	34,020	26,960	0.4	—
Electrical Components and Equipment	2	45,159	42,013	0.6	0.2
Electronic Equipment Manufacturers	1	108,965	99,610	1.5	2.1
Electronic Manufacturing Services	1	123,094	108,196	1.6	0.9
Health Care Equipment	1	48,823	33,732	0.5	1.0
Health Care Services	1	35,124	33,929	0.5	0.6
Home Entertainment Software	1	76,150	81,768	1.2	—
Integrated Telecommunication Services	1	36,507	35,900	0.6	0.3
Internet Software and Services	6	904,813	961,373	14.3	12.0
IT Consulting and Other Services	5	689,194	646,672	9.6	9.7
Pharmaceuticals	—	—	—	—	0.9
Photographic Products	—	—	—	—	0.5
Semiconductor Equipment	2	82,506	73,253	1.1	2.1
Semiconductors	4	402,810	504,382	7.5	12.8
Systems Software	5	795,453	806,043	12.0	14.1
Technical Software	3	541,216	458,049	6.8	7.0
Technology Distributors	3	171,593	158,148	2.4	0.5
Wireless Telecommunication Services	2	49,474	46,986	0.7	0.7
	59	5,887,749	5,764,694	85.9	92.8
Other Assets Less Liabilities	—	947,179	946,985	14.1	7.2
Net Assets	59	$6,834,928	$6,711,679	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases
Autodesk
Murata Manufacturing*
EMC
Symantec
Activision Blizzard*
International Business Machines*
Avnet
VeriSign
HON HAI Precision Industry
NetApp

Largest Sales
QUALCOMM
Hewlett-Packard**
Taiwan Semiconductor Manufacturing**
Maxim Integrated Products
Citrix Systems
Intel**
Oracle
Tata Consultancy Services**
BMC Software
Taiwan Semiconductor Manufacturing (ADR)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

7

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman International Growth Portfolio

Diversification of Net Assets by Industry

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	Dec. 31, 2007
Common Stocks and Rights:

Airlines	3	$180,828	$152,808	4.6	1.7
Automobiles	—	—	—	—	3.0
Beverages	1	69,394	61,556	1.9	—
Biotechnology	1	56,223	62,995	1.9	0.8
Capital Markets	4	360,995	322,170	9.7	8.9
Chemicals	3	144,781	241,296	7.3	1.9
Commercial Banks	6	239,786	212,620	6.4	0.8
Communications Equipment	2	139,840	150,513	4.5	4.4
Computers and Peripherals	2	97,237	84,356	2.5	3.0
Construction and Engineering	—	—	—	—	1.1
Distributors	—	—	—	—	0.4
Diversified Consumer Services	1	45,997	39,571	1.2	—
Diversified Financial Services	—	—	—	—	2.9
Diversified Telecommunication Services	1	17,342	16,621	0.5	3.6
Electric Utilities	1	53,590	53,697	1.6	—
Electrical Equipment	4	205,801	263,609	7.9	9.2
Energy Equipment and Services	2	68,370	62,028	1.9	1.0
Food and Staples Retailing	—	—	—	—	4.5
Food Products	3	138,439	125,762	3.8	4.9
Health Care Equipment and Supplies	1	17,788	17,290	0.5	2.7
Hotels, Restaurants and Leisure	2	38,085	36,312	1.1	—
Household Durables	1	20,907	17,186	0.5	2.5
Household Products	—	—	—	—	1.9
Industrial Conglomerates	—	—	—	—	1.8

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	Dec. 31, 2007

Insurance	1	$68,961	$64,310	1.9	—
Internet Software and Services	—	—	—	—	1.1
Machinery	3	121,772	134,913	4.1	0.7
Media	—	—	—	—	0.9
Metals and Mining	4	92,205	88,937	2.7	2.7
Multi-Utilities	—	—	—	—	3.7
Multiline Retail	1	159,082	66,532	2.0	2.3
Oil, Gas and Consumable Fuels	1	21,385	19,832	0.6	4.9
Pharmaceuticals	4	182,428	206,198	6.2	2.9
Real Estate Management and Development	—	—	—	—	0.9
Semiconductors and Semiconductor Equipment	5	241,832	220,686	6.6	3.4
Software	2	130,968	167,941	5.1	1.3
Specialty Retail	1	65,684	40,413	1.2	2.9
Textiles, Apparel and Luxury Goods	—	—	—	—	1.1
Tobacco	—	—	—	—	1.3
Wireless Telecommunication Services	1	55,598	48,000	1.4	5.2
	61	3,035,318	2,978,152	89.6	96.3
Other Assets Less Liabilities	—	344,361	345,642	10.4	3.7
Net Assets	61	$3,379,679	$3,323,794	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases		Largest Sales
UBS*	Renewable Energy*	Tesco**	Logitech International**
3i Group*	LDK Solar (ADR)*	Veolia Environnement**	Sonova Holding**
Commerzbank*	Autonomy*	Daimler**	Reckitt Benckiser Group**
Allianz*	Mizuho Financial Group*	Invesco**	Unilever
Societe Generale*	easyJet	Millicom International Cellular**	Telefonica**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

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Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Investment Grade Fixed Income Portfolio

Diversification of Net Assets

June 30, 2008

			Percent of Net Assets
	Issues	Value	June 30, 2008	December 31, 2007
US Government Securities	13	$667,279	34.5	32.7
Government Agency Mortgage-Backed Securities	8	259,275	13.4	11.4
Government Agency Securities	7	201,295	10.4	1.8
Corporate Bonds:
Aerospace and Defense	1	15,119	0.8	—
Airlines	1	16,550	0.9	1.0
Automobiles	—	—	—	1.0
Building Products	—	—	—	1.8
Capital Markets	3	39,314	2.0	2.3
Chemicals	1	10,095	0.5	1.8
Commercial Services and Supplies	—	—	—	0.2
Computers and Peripherals	1	9,812	0.5	—
Consumer Finance	2	34,672	1.8	1.9
Diversified Financial Services	4	33,048	1.7	3.6
Diversified Telecommunication Services	3	29,265	1.5	1.8
Electric Utilities	4	57,197	3.0	2.5
Energy Equipment and Services	2	20,332	1.1	—
Food and Staples Retailing	2	15,230	0.8	1.8
Food Products	3	35,175	1.8	1.1
Health Care Providers and Services	1	13,856	0.7	1.0
Household Products	1	5,201	0.3	1.1
Industrial Conglomerates	2	23,816	1.2	1.0
Insurance	3	38,043	1.9	0.5
Media	4	64,159	3.3	1.6
Metals and Mining	1	10,123	0.5	—
Multi-Utilities	1	14,510	0.8	0.8
Multiline Retail	2	37,372	1.9	3.0
Office Electronics	2	30,170	1.6	1.6
Oil, Gas and Consumable Fuels	2	25,223	1.3	4.5
Pharmaceuticals	1	9,883	0.5	—
Real Estate Investment Trusts	3	41,464	2.1	2.0
Road and Rail	1	9,777	0.5	0.5
Thrifts and Mortgage Finance	—	—	—	0.7
Water Utilities	1	19,217	1.0	1.0
Total Corporate Bonds	52	658,623	34.0	40.1
CMOs and Asset-Backed Securities	10	168,342	8.8	8.6
Foreign Government Agency Securities	1	9,736	0.5	0.8
Preferred Stocks	1	8,377	0.4	—
Short-Term Holding and Other Assets Less Liabilities	1	(38,697)	(2.0)	4.6
Net Assets	93	$1,934,230	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Largest Purchases
US Treasury Notes:
3.875%, 5/15/2018*
4.5%, 2/28/2011*
Ginnie Mae 5.5%, TBA 7/2008*
Federal Farm Credit Bank 3.5%, 8/5/2010*
US Treasury Notes 3.5%, 2/15/2018*
Fannie Mae 5.125%, 4/15/2011*
US Treasury Bonds 5%, 5/15/2037*
Federal Farm Credit Bank 3.4%, 2/7/2013*
Thomson Reuters 6.50%, 7/15/2018*
Fannie Mae 6.5%, TBA 7/2008*

Largest Sales
US Treasury Notes:
4.25%, 9/30/2012
4.75%, 8/15/2017**
4.25%, 11/15/2017**
4.75%, 2/15/2010**
US Treasury Bonds 4.75%, 2/15/2037**
Fannie Mae:
5.45%, 8/25/2035**
6.061%, 8/1/2036**
US Treasury Notes 4%, 8/31/2009**
General Electric Capital 5.375%, 10/20/2016**
Pemex Project Funding Master Trust 5.75%, 3/1/2018**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

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Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Large-Cap Value Portfolio

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Aerospace and Defense	2	$89,888	$155,630	5.3	6.2
Capital Markets	2	237,068	181,105	6.2	6.5
Chemicals	2	119,153	188,598	6.4	8.7
Commercial Banks	1	78,290	83,670	2.8	2.9
Communications Equipment	1	64,189	77,630	2.6	3.0
Computers and Peripherals	1	97,720	76,520	2.6	3.0
Diversified Financial Services	2	208,323	171,707	5.9	5.6
Food and Staples Retailing	1	43,484	84,168	2.9	3.1
Food Products	1	95,381	89,640	3.1	3.3
Health Care Equipment and Supplies	2	141,313	199,410	6.8	6.3
Health Care Providers and Services	1	108,464	95,448	3.3	—
Independent Power Producers and Energy Traders	1	59,946	96,050	3.3	2.8
Industrial Conglomerates	—	—	—	—	2.9
Insurance	4	378,968	376,503	12.8	12.2
Machinery	1	46,917	95,966	3.3	2.8
Multiline Retail	1	31,068	61,693	2.1	1.9
Oil, Gas and Consumable Fuels	4	202,666	388,011	13.2	13.3
Pharmaceuticals	1	115,311	102,650	3.5	2.9
Road and Rail	2	58,920	160,960	5.5	6.1
Specialty Retail	2	194,576	160,160	5.5	3.3
Tobacco	2	42,216	97,930	3.3	3.1
	34	2,413,861	2,943,449	100.4	99.9
Short-Term Holding and Other Assets Less Liabilities	1	(9,768)	(9,768)	(0.4)	0.1
Net Assets	35	$2,404,093	$2,933,681	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Purchases
Bristol-Myers Squibb*
Humana*
Lowe’s*
Bank of America
Unum Group

Largest Sales
Rohm and Haas**
Wyeth**
General Electric**
CSX
Chevron
Union Pacific
Costco Wholesale
Kraft Foods (Class A)**
Baxter International
Honeywell International

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

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Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Smaller-Cap Value Portfolio

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	Dec. 31, 2007
Common Stocks:
Aerospace and Defense	1	$4,197,672	$4,233,200	3.0	4.0
Airlines	2	5,751,563	5,138,700	3.7	1.8
Beverages	1	1,777,443	5,561,250	4.0	4.6
Biotechnology	—	—	—	—	1.8
Chemicals	2	7,496,206	9,022,400	6.5	6.0
Commercial Services and Supplies	3	7,870,823	11,078,760	7.9	9.9
Communications Equipment	1	4,499,653	4,547,200	3.3	2.4
Computers and Peripherals	1	5,067,092	2,640,000	1.9	1.6
Construction and Engineering	1	1,542,271	4,325,300	3.1	2.9
Diversified Consumer Services	1	1,519,325	3,164,400	2.3	2.4
Electrical Equipment	3	8,681,697	10,116,625	7.2	6.9
Electronic Equipment and Instruments	—	—	—	—	2.6
Energy Equipment and Services	2	6,844,852	9,983,400	7.1	6.1
Health Care Providers and Services	1	4,113,189	3,615,000	2.6	4.1
Health Care Technology	1	3,517,449	2,570,400	1.8	—
Hotels, Restaurants and Leisure	2	5,405,940	5,206,500	3.7	4.4
Insurance	5	16,108,999	18,858,200	13.5	12.7
IT Services	1	4,245,941	4,119,300	2.9	2.4
Machinery	1	4,715,199	4,669,000	3.3	2.2
Multiline Retail	1	6,672,606	3,596,800	2.6	1.6
Personal Products	1	3,271,015	3,875,000	2.8	2.4
Pharmaceuticals	1	4,851,543	2,921,400	2.1	2.3
Real Estate Investment Trusts	1	4,656,794	1,942,500	1.4	1.5
Road and Rail	1	993,363	283,500	0.2	0.4
Semiconductors and Semiconductor Equipment	3	5,135,301	8,044,751	5.8	4.9
Software	2	7,932,008	6,982,100	5.0	5.3
Specialty Retail	2	8,371,393	3,226,450	2.3	2.6
	41	135,239,337	139,722,136	100.0	99.8
Other Assets Less Liabilities	—	12,402	12,402	—	0.2
Net Assets	41	$135,251,739	$139,734,538	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2008

Purchases
Delta Air Lines*
Eclipsys*
Pier 1 Imports*
ON Semiconductor*
WellCare Health Plans
Continental Airlines (Class B)

Largest Sales
Trimble Navigation**
Central European Distribution
Korn/Ferry International**
HealthSouth**
EnerSys
Brink’s
Exterran Holdings
Shaw Group
Aspen Insurance Holdings
Waste Connections

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

11

Seligman Portfolios, Inc.

Benchmarks

Lipper Averages

Corporate Debt Funds BBB-Rated is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades.

Global Funds is an average of funds that invest at least 25% of their portfolios in equity securities traded outside of the US and that may own US securities as well.

Global Science & Technology Funds is an average of funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

International Funds is an average of funds that invest their assets in securities with primary trading markets outside of the US.

International Multi-Cap Growth Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI.

Large-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($9.2 billion as of June 30, 2008). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Large-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($9.2 billion as of June 30, 2008). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Mid-Cap Funds is an average of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

Mid-Cap Growth Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($9.2 billion as of June 30, 2008). Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Multi-Cap Value Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) over 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($9.2 billion as of June 30, 2008). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Science & Technology Funds is an average of funds that invest at least 65% of their equity portfolios in science and technology stocks.

Small-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.8 billion as of June 30, 2008). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Small-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.8 billion as of June 30, 2008). Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

See footnotes on page 13.

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Seligman Portfolios, Inc.

Benchmarks

Indices

Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s), with at least one year to maturity.

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Morgan Stanley Capital International EAFE Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization-weighted index that measures stock market performance of developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation.

Morgan Stanley Capital International World Index (“MSCI World Index”) is a free float-adjusted market capitalization index that is designed to measure global developed equity performance.

Morgan Stanley Capital International World Information Technology Index (“MSCI World IT Index”) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted values, as determined by the Frank Russell Company. The stocks are also members of the Russell 1000 Growth Index.

Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) measures the performance of 500 of the largest US companies based on market capitalization.

S&P North American Technology Sector Index is composed of equity benchmarks of US technology-related stocks.

Adapted from materials of Lipper, Lehman, Morgan Stanley, Frank Russell, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages and indices excludes the effect of taxes, fees and sales charges. The performance of the indices also excludes expenses. Investors cannot invest directly in an average or an index.

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Seligman Portfolios, Inc.

Understanding and Comparing

Your Portfolio’s Expenses

As an investor in a Portfolio of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Portfolio and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses of investing in a Portfolio only and do not reflect any costs that may be charged by insurance companies’ separate accounts or by any pension or retirement plan. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if these costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008 and held for the entire six-month period ended June 30, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Portfolio that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Portfolio’s class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Portfolio. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Portfolio	Beginning Account Value 1/1/08	Annualized Expense Ratio*	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**
Capital:
Class 1	$1,000.00	1.27%	$ 993.50	$6.29	$1,018.55	$ 6.37
Class 2	1,000.00	1.52	992.20	7.53	1,017.30	7.62
Cash Management Class 1	1,000.00	0.70	1,010.60	3.50	1,021.38	3.52
Common Stock Class 1	1,000.00	1.20	860.50	5.55	1,018.90	6.02
Communications and Information:
Class 1	1,000.00	1.12	926.30	5.36	1,019.29	5.62
Class 2	1,000.00	1.37	924.80	6.56	1,018.05	6.87
Global Technology:
Class 1	1,000.00	1.90	910.60	9.03	1,015.42	9.52
Class 2	1,000.00	2.05	910.10	9.74	1,014.67	10.27
International Growth Class 1	1,000.00	2.00	807.30	8.99	1,014.92	10.02
Investment Grade Class 1	1,000.00	0.85	1,000.00	4.23	1,020.64	4.27
Large-Cap Value Class 1	1,000.00	1.55	879.60	7.24	1,017.16	7.77
Smaller-Cap Value:
Class 1	1,000.00	1.20	853.00	5.53	1,018.90	6.02
Class 2	1,000.00	1.39	852.00	6.40	1,017.95	6.97

*	Expenses of Class 2 shares differ from the expenses of Class 1 shares due to the differences in 12b-1 fees paid. See the Fund’s prospectus for a description of each share class and its expenses. The Manager has undertaken to reimburse expenses (other than management and 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) that exceed a certain rate per annum of the average daily net assets of certain Portfolios. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher. See Note 5 to the Financial Statements on page 39 of this report for additional information.
**	Expenses are equal to the Portfolio’s annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

14

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Capital Portfolio

	Shares	Value

Common Stocks 1.0%
Aerospace and Defense 1.0%
Raytheon	1,800	$101,304

Biotechnology 3.2%
Cephalon*	2,300	153,387
Cepheid*	4,300	120,916
ImClone Systems*	1,200	48,552

		322,855

Capital Markets 1.1%
Janus Capital Group	1,800	47,646
Northern Trust	900	61,713

		109,359

Chemicals 3.5%
Intrepid Potash*	2,000	131,560
The Mosaic*	800	115,760
Syngenta	1,700	109,990

		357,310

Communications Equipment 2.3%
Comverse Technology*	8,100	137,295
F5 Networks*	1,800	51,156
Research In Motion*	400	46,760

		235,211

Construction and Engineering 4.8%
Foster Wheeler*	3,500	256,025
Quanta Services*	6,900	229,563

		485,588

Electric Utilities 1.8%
ITC Holdings	3,500	178,885

Electrical Equipment 4.1%
Energy Conversion Devices*	4,200	309,288
First Solar*	400	109,128

		418,416

Electronic Equipment and Instruments 1.3%
Itron*	1,400	137,690

Energy Equipment and Services 14.1%
Diamond Offshore Drilling	1,700	236,538
Nabors Industries*	5,100	251,073
National Oilwell Varco*	2,600	230,672
Noble	4,800	311,808
W-H Energy Services*	1,600	153,184
Weatherford International*	5,000	247,950

		1,431,225

Food and Staples Retailing 0.8%
Rite Aid*	52,000	82,680

Health Care Equipment and Supplies 1.5%
Hologic*	7,100	154,780

	Shares	Value

Health Care Providers and Services 3.2%
CIGNA	2,200	$77,858
Express Scripts*	1,400	87,808
Health Net*	4,400	105,864
Quest Diagnostics	1,100	53,317

		324,847

Hotels, Restaurants and Leisure 3.1%
Brinker International	6,100	115,290
Life Time Fitness*	6,900	203,895

		319,185

Industrial Conglomerates 3.1%
McDermott International*	5,200	321,828

Internet Software and Services 3.1%
Equinix*	600	53,532
SAVVIS*	20,288	261,918

		315,450

IT Services 1.0%
Mastercard	400	106,208

Life Sciences Tools and Services 0.6%
Applied Biosystems	1,800	60,264

Machinery 1.9%
AGCO*	2,200	115,302
Joy Global	1,000	75,830

		191,132

Metals and Mining 3.8%
Agnico-Eagle Mines	1,400	104,118
Century Aluminum*	800	53,192
Freeport-McMoRan Copper & Gold	1,000	117,190
US Steel	600	110,868

		385,368

Multi-Utilities 2.6%
Public Service Enterprise Group	5,800	266,394

Oil, Gas and Consumable Fuels 10.7%
Chesapeake Energy	1,400	92,344
Goodrich Petroleum*	5,349	443,539
Massey Energy	800	75,000
Newfield Exploration*	1,300	84,825
Southwestern Energy*	2,900	138,069
Ultra Petroleum*	1,500	147,300
Williams Companies	2,700	108,837

		1,089,914

Pharmaceuticals 4.8%
Barr Laboratories*	1,900	85,652
Forest Laboratories*	3,200	111,168
Mylan	13,000	156,910
Sepracor*	6,900	137,448

		491,178

See footnotes on page 28.

15

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Capital Portfolio (continued)

	Shares	Value
Semiconductors and Semiconductor Equipment 7.4%
Marvell Technology Group*	18,600	$328,476
MEMC Electronic Materials*	1,000	61,540
Microsemi*	10,900	274,462
NVIDIA*	4,900	91,728

		756,206

Software 8.0%
Activision Blizzard*	9,200	313,444
BMC Software*	5,400	194,400
Macrovision Solutions*	15,702	234,902
Red Hat*	3,400	70,346

		813,092

Specialty Retail 1.0%
Dick’s Sporting Goods	5,700	101,118

Wireless Telecommunication Services 1.3%
NII Holdings*	1,100	52,239
SBA Communications (Class A)*	2,200	79,222

		131,461

Total Common Stocks (Cost $9,180,184)		9,688,948

	Principal Amount	Value

Repurchase Agreement 5.8%
Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $592,029, collateralized by: $625,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $614,063 (Cost $592,000)	$592,000	$592,000

Total Investments 100.9% (Cost $9,772,184)		10,280,948
Other Assets Less Liabilities (0.9)%		(91,221)

Net Assets 100.0%		$10,189,727

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value

US Government and Government Agency Securities 35.2%
US Government Securities 15.4%
US Treasury Bills 2.254%, 12/4/2008	2.29%	$450,000	$445,605
US Treasury Notes:
4.5%, 2/15/2009	4.58	250,000	253,798
4.5%, 4/30/2009	4.58	500,000	510,159
4.5%, 4/30/2009	4.58	250,000	255,060

			1,464,622

Government Agency Securitiesø 19.8%
Fannie Mae 2.30%, 8/4/2008	2.34	500,000	498,914
Federal Farm Credit Bank 2.04%, 9/30/2008	2.07	428,000	425,793
Federal Home Loan Bank 2.21%, 7/25/2008	2.25	500,000	499,263
Freddie Mac 2.05%, 7/14/2008	2.08	465,000	464,656

			1,888,626

Total US Government and Government Agency Securities (Cost $3,353,248)			3,353,248

	Annualized Yield on Purchase Date	Principal Amount	Value
Fixed Time Deposits 49.7%
Bank of America, Grand Cayman 1.87%, 7/3/2008	1.90%	$481,000	$481,000
Bank of Montreal, Toronto 1.75%, 7/3/2008	1.78	481,000	481,000
Bank of Novia Scotia, Toronto 2.10%, 7/7/2008	2.14	476,000	476,000
Barclays Bank, Grand Cayman 2.25%, 7/7/2008	2.29	476,000	476,000
BNP Paribas, Grand Cayman 2.40%, 7/2/2008	2.44	484,000	484,000
Citibank, Nassau 2%, 7/2/2008	2.03	484,000	484,000
Dexia Bank, Grand Cayman 1.75%, 7/1/2008	1.78	451,000	451,000
JPMorgan Chase, Nassau 1.9375%, 7/1/2008	1.97	451,000	451,000
Rabobank Nederland, Grand Cayman 2.10%, 7/3/2008	2.14	481,000	481,000
Royal Bank of Scotland Group, London 2.40%, 7/3/2008	2.44	481,000	481,000

Total Fixed Time Deposits (Cost $4,746,000)			4,746,000

See footnotes on page 28.

16

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Cash Management Portfolio (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

Commercial Paper 14.4%
AIG Funding 2.68%, 9/15/2008	2.72%	$455,000	$452,426
American Express Credit 2.64%, 9/10/2008	2.68	465,000	462,579
General Electric Capital 2.35%, 8/1/2008	2.39	460,000	459,069

Total Commercial Paper (Cost $1,374,074)			1,374,074

	Annualized Yield on Purchase Date	Principal Amount	Value

Repurchase Agreement 0.7%
State Street Bank 1.55%, dated 6/30/2008, maturing 7/1/2008, in the amount of $71,003, collateralized by: $75,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $73,688 (Cost $71,000)	1.58%	$71,000	$71,000

Total Investments 100.0% (Cost $9,544,322)			9,544,322
Other Assets Less Liabilities 0.0%			(3,779)

Net Assets 100.0%			$9,540,543

Seligman Common Stock Portfolio

	Shares	Value

Common Stocks 89.8%
Aerospace and Defense 2.5%
Boeing	300	$19,716
Honeywell International	800	40,224
Raytheon	400	22,512
United Technologies	400	24,680

		107,132

Air Freight and Logistics 1.0%
United Parcel Service (Class B)	700	43,029

Airlines 0.5%
Delta Air Lines*	2,400	13,680
Northwest Airlines*	1,500	9,990

		23,670

Biotechnology 1.7%
Cephalon*	800	53,352
ImClone Systems*	500	20,230

		73,582

Capital Markets 2.6%
Bank of New York Mellon	500	18,915
Fortress Investment Group (Class A)	2,700	33,264
Janus Capital Group	800	21,176
Morgan Stanley	800	28,856
State Street	200	12,798

		115,009

Chemicals 0.4%
Monsanto	150	18,966

	Shares	Value

Commercial Banks 1.1%
Wachovia	1,340	$20,810
Wells Fargo	1,200	28,500

		49,310

Communications Equipment 5.0%
Cisco Systems*	1,670	38,844
Comverse Technology*	5,571	94,428
Nokia (ADR)	1,100	26,950
QUALCOMM	900	39,933
Research In Motion*	150	17,535

		217,690

Computers and Peripherals 2.2%
Apple*	200	33,488
Hewlett-Packard	1,400	61,894

		95,382

Construction and Engineering 1.2%
Foster Wheeler*	400	29,260
Quanta Services*	700	23,289

		52,549

Consumer Finance 0.6%
American Express	700	26,369

Containers and Packaging 1.0%
Smurfit-Stone Container*	10,295	41,901

See footnotes on page 28.

17

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Common Stock Portfolio (continued)

	Shares	Value
Diversified Financial Services 3.2%
Bank of America	2,140	$51,082
CIT Group	2,800	19,068
CME Group*	25	9,580
JPMorgan Chase	1,740	59,699

		139,429

Diversified Telecommunication Services 3.6%
AT&T	2,300	77,487
Citizens Communications	2,200	24,948
Qwest Communications International	9,269	36,427
Time Warner Telecom (Class A)*	1,200	19,236

		158,098

Electric Utilities 1.0%
Exelon	500	44,980

Electrical Equipment 0.8%
ABB (ADR)*	800	22,656
JA Solar Holdings*	600	10,110

		32,766

Energy Equipment and Services 4.5%
Baker Hughes	350	30,569
Exterran Holdings*	300	21,447
Halliburton	700	37,149
Noble	600	38,976
Schlumberger	350	37,600
Transocean	200	30,478

		196,219

Food and Staples Retailing 1.6%
CVS Caremark	400	15,828
Rite Aid*	34,332	54,588

		70,416

Health Care Equipment and Supplies 1.7%
Baxter International	300	19,182
Hologic*	1,200	26,160
Zimmer Holdings*	400	27,220

		72,562

Health Care Providers and Services 2.1%
CIGNA	200	7,078
Express Scripts*	300	18,816
Health Net*	893	21,486
Medco Health Solutions*	200	9,440
Quest Diagnostics	500	24,235
UnitedHealth Group	473	12,416

		93,471

Independent Power Producers and Energy Traders 0.8%
AES*	1,700	32,657

	Shares	Value
Industrial Conglomerates 1.9%
3M	200	$13,918
General Electric	2,620	69,928

		83,846

Insurance 3.0%
American International Group	1,220	32,281
Hartford Financial Services Group	600	38,742
MetLife	700	36,939
Prudential Financial	407	24,314

		132,276

Internet Software and Services 3.2%
Google (Class A)*	95	50,010
SAVVIS*	2,679	34,586
Yahoo!*	2,688	55,534

		140,130

Life Sciences Tools and Services 0.5%
Applied Biosystems Group	600	20,088

Machinery 0.3%
Deere	200	14,426

Metals and Mining 3.1%
Alcoa	1,251	44,561
Barrick Gold	700	31,850
Freeport-McMoRan Copper & Gold	450	52,735
Nucor	100	7,467

		136,613

Multi-Utilities 1.2%
Public Service Enterprise Group	1,150	52,820

Multiline Retail 1.2%
Target	1,100	51,139

Oil, Gas and Consumable Fuels 11.8%
Chesapeake Energy	850	56,066
Chevron	875	86,739
ConocoPhillips	780	73,624
El Paso	2,340	50,872
Exxon Mobil	1,860	163,922
Occidental Petroleum	300	26,958
Valero Energy	600	24,708
XTO Energy	450	30,830

		513,719

Pharmaceuticals 8.5%
Abbott Laboratories	800	42,376
Barr Laboratories*	600	27,048
Bristol-Myers Squibb	1,900	39,007
Forest Laboratories*	1,000	34,740
Merck	600	22,614
Mylan	3,600	43,452

See footnotes on page 28.

18

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Common Stock Portfolio (continued)

	Shares or Shares Subject to Call	Value
Pharmaceuticals (continued)
Pfizer	2,700	$47,169
Schering-Plough	1,100	21,659
Sepracor*	1,200	23,904
Wyeth	1,451	69,590

		371,559

Semiconductors and Semiconductor Equipment 4.8%
Intel	2,200	47,256
Marvell Technology Group*	6,198	109,457
MEMC Electronic Materials*	400	24,616
NVIDIA*	1,500	28,080

		209,409

Software 6.2%
Activision Blizzard*	1,500	51,105
BMC Software*	700	25,200
Macrovision Solutions*	3,742	55,980
Microsoft	3,410	93,809
Oracle*	2,100	44,100

		270,194

Specialty Retail 1.3%
Home Depot	700	16,394
OfficeMax	2,778	38,614

		55,008

Tobacco 3.3%
Altria Group	1,560	32,074
Philip Morris International	1,460	72,109
UST	750	40,957

		145,140

Wireless Telecommunication Services 0.4%
NII Holdings*	400	18,996

Total Common Stocks (Cost $4,557,205)		3,920,550

Options Purchased* 0.6%
Airlines 0.1%
Delta Air Lines, Call expiring September 2008 at $7.50	400	392
Northwest Airlines, Call expiring September 2008 at $7.50	1,700	2,380
UAL, Call expiring September 2008 at $10	1,900	1,045

		3,817

Biotechnology 0.0%
Amgen, Call expiring January 2009 at $60	1,000	610

	Shares Subject to Call/Put	Value
Communications Equipment 0.0%
JDS Uniphase, Call expiring January 2009 at $15	2,500	$1,375
Motorola, Call expiring January 2009 at $20	2,700	67

		1,442

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	800	40
Citigroup, Call expiring January 2009 at $30	1,300	234

		274

Food and Staples Retailing 0.0%
Rite Aid, Call expiring January 2009 at $5	8,700	653

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	1,500	75

Index Derivatives 0.1%
United States Oil Federation, Put expiring October 2008 at $100	300	1,650

Internet Software and Services 0.1%
Yahoo!:
Call expiring January 2009 at $25	2,700	3,969
Call expiring January 2009 at $30	1,400	630

		4,599

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2009 at $25	1,700	646
Wyeth:
Call expiring July 2008 at $42.50	400	2,240
Call expiring October 2008 at $45	600	3,120

		6,006

Semiconductors and Semiconductor Equipment 0.2%
Marvell Technology Group:
Call expiring January 2009 at $15	800	3,440
Call expiring January 2009 at $20	2,100	3,675
Micron Technology, Call expiring January 2009 at $15	5,500	138

		7,253

Total Options Purchased (Cost $82,341)		26,379

See footnotes on page 28.

19

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Common Stock Portfolio (continued)

	Principal Amount	Value

Short-Term Holdings 10.2%
Repurchase Agreement 5.9%
Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $259,013, collateralized by: $275,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $270,188	$259,000	$259,000

Equity-Linked Notes†øø 4.3%
Credit Suisse 39.54%, 11/21/2008(a)	34,000	31,028
Deutsche Bank:
39%, 9/5/2008(b)	33,000	31,287
37.5%, 11/20/2008(c)	34,000	29,424
Goldman Sachs Group 34.6%, 10/2/2008(d)	33,000	27,568

	Principal Amount	Value
Equity-Linked Notes†øø (continued)
Lehman Brothers Holdings:
53.51%, 9/14/2008(e)	$33,000	$16,913
39.5%, 10/2/2008(f)	33,000	25,031
Morgan Stanley 37.05%, 10/17/2008(g)	33,000	26,369

		187,620

Total Short-Term Holdings (Cost $492,000)		446,620

Total Investments 100.6% (Cost $5,131,546)		4,393,549

Other Assets Less Liabilities (0.6)%		(25,498)

Net Assets 100.0%		$4,368,051

Seligman Communications and Information Portfolio

	Shares	Value

Common Stocks 91.6%
Application Software 7.5%
Autodesk*	57,600	$1,947,456
Mentor Graphics*	105,700	1,670,060
Voltaire*	5,000	24,850

		3,642,366

Communications Equipment 6.5%
Cisco Systems*	72,200	1,679,372
F5 Networks*	11,100	315,462
QUALCOMM	20,100	891,837
Research In Motion*	2,400	280,560

		3,167,231

Computer Hardware 2.0%
Apple*	5,800	971,152

Computer Storage and Peripherals 11.4%
Electronics for Imaging*	64,400	940,240
EMC*	81,200	1,192,828
NetApp*	100,600	2,178,996
Seagate Technology	63,600	1,216,668

		5,528,732

Consumer Software 1.3%
Activision Blizzard*	18,400	626,888

Electrical Components and Equipment 0.8%
First Solar*	800	218,256
JA Solar Holdings*	10,000	168,500

		386,756

	Shares	Value

Electronic Manufacturing Services 0.5%
HON HAI Precision Industry*	45,000	$221,642

Health Care Distributors 0.7%
McKesson	6,200	346,642

Health Care Equipment 4.6%
Advanced Medical Optics*	22,300	417,902
C.R. Bard	6,400	562,880
Kinetic Concepts*	12,800	510,848
Medtronic	7,600	393,300
Stryker	5,800	364,704

		2,249,634

Health Care Services 0.9%
Quest Diagnostics	8,700	421,689

Internet Software and Services 14.5%
GigaMedia*	8,800	104,984
Google (Class A)*	900	473,778
McAfee*	94,800	3,226,044
Symantec*	117,000	2,263,950
VeriSign*	25,700	971,460

		7,040,216

IT Consulting and Other Services 7.8%
Amdocs*	106,800	3,142,056
Satyam Computer Services	62,460	635,996

		3,778,052

See footnotes on page 28.

20

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Communications and Information Portfolio (continued)

	Shares	Value
Pharmaceuticals 1.0%
Abbott Laboratories	9,500	$503,215

Semiconductor Equipment 0.4%
Verigy*	9,800	222,558

Semiconductors 7.4%
Marvell Technology Group*	141,798	2,504,153
Maxim Integrated Products	11,500	243,225
Monolithic Power Systems*	8,500	183,770
ON Semiconductor*	70,500	646,485

		3,577,633

Systems Software 12.0%
BMC Software*	57,800	2,080,800
Check Point Software Technologies*	107,100	2,535,057
Citrix Systems*	7,900	232,339
Oracle*	45,700	959,700

		5,807,896

Technical Software 9.9%
Cadence Design Systems*	56,900	574,690
Magma Design Automation*	22,600	137,182
Synopsys*	171,800	4,107,738

		4,819,610

	Shares or Principal Amount		Value
Technology Distributors 2.2%
Arrow Electronics*	18,500	shs.	$568,320
Avnet*	17,919		488,830

			1,057,150

Wireless Telecommunication Services 0.2%
Syniverse Holdings*	5,800		93,960

Total Common Stocks (Cost $45,255,286)			44,463,022

Repurchase Agreement 8.3%
Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $4,031,196, collateralized by: $4,230,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $4,155,975 (Cost $4,031,000)	$4,031,000		4,031,000

Total Investments 99.9% (Cost $49,286,286)			48,494,022
Other Assets Less Liabilities 0.1%			37,843

Net Assets 100.0%			$48,531,865

Seligman Global Technology Portfolio

	Shares	Value

Common Stocks 85.9%
Canada 1.2%
Research In Motion* (Communications Equipment)	700	$81,830

China 1.0%
China Security & Surveillance Technology* (Diversified Commercial and Professional)	2,000	26,960
JA Solar Holdings (ADR)* (Electrical Components and Equipment)	1,400	23,590
Longtop Financial Technologies (ADR)* (Application Software)	800	13,248

		63,798

France 1.9%
Cap Gemini (IT Consulting and Other Services)	1,723	101,272
Societe Television Francaise 1 (Broadcasting and Cable TV)	1,516	25,192

		126,464

Germany 0.3%
Centrotherm Photovoltaics* (Electrical Components and Equipment)	200	18,423

	Shares	Value

India 3.8%
3i Infotech (Systems Software)	15,850	$37,943
Rolta India (IT Consulting and Other Services)	7,560	43,155
Satyam Computer Services (IT Consulting and Other Services)	13,930	141,884
Tech Mahindra (IT Consulting and Other Services)	1,850	30,857

		253,839

Israel 4.9%
Check Point Software Technologies* (Systems Software)	13,611	322,172
Voltaire* (Application Software)	800	3,976

		326,148

Japan 2.6%
Murata Manufacturing (Electronic Equipment Manufacturers)	2,100	99,610
Shinko Electric Industries (Semiconductors)	2,500	30,709
Tokyo Electron (Semiconductor Equipment)	800	46,001

		176,320

See footnotes on page 28.

21

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Global Technology Portfolio (continued)

	Shares	Value
Netherlands 0.5%
Koninklijke KPN (Integrated Telecommunication Services)	2,100	$35,900

Norway 0.3%
Tandberg (Communications Equipment)	1,400	22,927

Taiwan 2.6%
Acer (Computer Hardware)	25,000	48,827
GigaMedia* (Internet Software and Services)	1,600	19,088
HON HAI Precision Industry (Electronic Manufacturing Services)	22,000	108,196

		176,111

United Kingdom 0.5%
Vodaphone Group (ADR) (Wireless Telecommunication Services)	1,155	34,026

United States 66.3%
Activision Blizzard* (Consumer Software)	2,400	81,768
Advanced Medical Optics* (Health Care Equipment)	1,800	33,732
Amdocs* (IT Consulting and Other Services)	11,200	329,504
Apple* (Computer Hardware)	600	100,464
Arrow Electronics* (Technology Distributors)	1,500	46,080
Aspen Technology* (Application Software)	3,741	49,755
Autodesk* (Application Software)	7,500	253,575
Avnet* (Technology Distributors)	3,108	84,786
BMC Software* (Systems Software)	8,000	288,000
Cadence Design Systems* (Technical Software)	7,900	79,790
Cisco Systems* (Communications Equipment)	7,500	174,450
Citrix Systems* (Systems Software)	800	23,528
Electronics for Imaging* (Computer Storage and Peripherals)	2,400	35,040
EMC* (Computer Storage and Peripherals)	8,200	120,458
F5 Networks* (Communications Equipment)	1,300	36,946

	Shares	Value
United States (continued)
First Solar* (Technology Distributors)	100	$27,282
Google (Class A)* (Internet Software and Services)	90	47,378
International Business Machines (Computer Hardware)	600	71,118
JDA Software Group* (Application Software)	1,945	35,204
Lawson Software* (Application Software)	6,500	47,255
Magma Design Automation* (Technical Software)	5,200	31,564
Marvell Technology Group* (Semiconductors)	19,765	349,050
Maxim Integrated Products (Semiconductors)	1,600	33,840
McAfee* (Internet Software and Services)	12,529	426,362
Mentor Graphics* (Application Software)	7,195	113,681
NetApp* (Computer Storage and Peripherals)	6,300	136,458
ON Semiconductor* (Semiconductors)	9,900	90,783
Oracle* (Systems Software)	6,400	134,400
QUALCOMM (Communications Equipment)	2,800	124,236
Quest Diagnostics (Health Care Services)	700	33,929
Seagate Technology (Computer Storage and Peripherals)	8,000	153,040
SonicWALL* (Internet Software and Services)	7,745	49,955
Symantec* (Internet Software and Services)	14,600	282,510
Syniverse Holdings* (Wireless Telecommunication Services)	800	12,960
Synopsys* (Technical Software)	14,500	346,695
Verigy* (Semiconductor Equipment)	1,200	27,252
VeriSign* (Internet Software and Services)	3,600	136,080

		4,448,908

Total Investments 85.9% (Cost $5,887,749)		5,764,694
Other Assets Less Liabilities 14.1%		946,985

Net Assets 100.0%		$6,711,679

Seligman International Growth Portfolio

	Shares	Value

Common Stocks and Rights 89.6%
Australia 1.9%
CSL (Biotechnology)	1,838	$62,995

Belgium 1.5%
Hansen Transmissions International* (Machinery)	9,002	48,110

Brazil 1.0%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	400	14,328
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	280	19,832

		34,160

	Shares	Value

Canada 6.2%
Potash Corp. of Saskatchewan (Chemicals)	470	$107,428
Research In Motion* (Communications Equipment)	850	99,365

		206,793

China 2.1%
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	1,880	71,214

See footnotes on page 28.

22

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman International Growth Portfolio (continued)

	Shares	Value
Denmark 5.5%
Carlsberg (Class B)* (Beverages)	638	$61,556
Vestas Wind Systems* (Electrical Equipment)	940	122,649

		184,205

Egypt 1.4%
Orascom Telecom (Wireless Telecommunication Services)	750	48,000

Finland 1.6%
Nokia (Communications Equipment)	2,088	51,148

France 6.9%
Alstom (Electrical Equipment)	264	60,529
BNP Paribas (Commercial Banks)	431	38,614
Societe Generale (Commercial Banks)	619	53,289
Sodexo (Hotels, Restaurants and Leisure)	385	25,170
Vallourec (Machinery)	145	50,654

		228,256

Germany 11.1%
Allianz (Insurance)	366	64,310
Arcandor* (Multiline Retail)	5,737	66,532
Commerzbank (Commercial Banks)	2,099	62,019
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	2,085	18,015
K&S (Chemicals)	182	104,418
Merck KGaA (Pharmaceuticals)	385	54,668

		369,962

Ireland 4.3%
Elan (ADR)* (Pharmaceuticals)	2,700	95,985
Ryanair Holdings (ADR)* (Airlines)	1,590	45,585

		141,570

Israel 1.2%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	850	38,930

Japan 7.2%
Elpida Memory* (Semiconductors and Semiconductor Equipment)	750	24,085
Komatsu (Machinery)	1,300	36,149
Mizuho Financial Group (Commercial Banks)	12	55,569
Nintendo (Software)	190	106,932
Sony (Household Durables)	400	17,186

		239,921

Luxembourg 0.4%
ArcelorMittal (Metals and Mining)	143	14,116

	Shares	Value
Netherlands 1.8%
ASML Holding (Semiconductors and Semiconductor Equipment)	1,395	$33,975
Unilever (Food Products)	958	27,168

		61,143

Norway 2.8%
Renewable Energy* (Electrical Equipment)	2,060	53,092
Seadrill (Energy Equipment and Services)	1,310	40,031

		93,123

Russia 1.2%
OAO Gazprom (ADR)*† (Energy Equipment and Services)	380	21,997
Vimpelcom (ADR) (Diversified Telecommunication Services)	560	16,621

		38,618

Spain 2.4%
Gamesa Corporacion Tecnologica* (Electrical Equipment)	557	27,339
Iberdrola Renovables* (Independent Power Products and Energy Traders)	6,956	53,697

		81,036

Switzerland 8.9%
Julius Baer Holding (Class B) (Capital Markets)	973	65,123
Nestle* (Food Products)	1,210	54,675
Novartis (Pharmaceuticals)	303	16,615
Syngenta (Chemicals)	91	29,450
Synthes (Health Care Equipment and Supplies)	126	17,290
UBS (Capital Markets)	4,340	89,726
Xstrata (Metals and Mining)	274	21,776

		294,655

Taiwan 2.6%
High Tech Computer (GDR)* (Computers and Peripherals)	470	42,300
High Tech Computer* (Computers and Peripherals)	1,880	42,056

		84,356

United Kingdom 17.6%
3i Group (Capital Markets)	4,203	68,671
ARM Holdings (Semiconductors and Semiconductor Equipment)	43,568	73,397
Autonomy* (Software)	3,392	61,009
British Airways* (Airlines)	10,584	45,025
Cadbury (Food Products)	3,500	43,919

See footnotes on page 28.

23

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman International Growth Portfolio (continued)

	Shares or Rights		Value
United Kingdom (continued)
Carphone Warehouse Group (Specialty Retail)	10,292	shs.	$40,413
Compass Group (Hotels, Restaurants and Leisure)	1,483		11,142
easyJet* (Airlines)	11,691		62,198
Eurasion Natural Resources* (Metals and Mining)	1,463		38,717
HBOS (Commercial Banks)	563		3,081
HBOS (Rights)* (Commercial Banks)	225	rts.	48
Man Group* (Capital Markets)	8,003	shs.	98,650

	Shares	Value
United Kingdom (continued)
Michael Page International (Commercial Services and Supplies)	8,517	$39,571

		585,841

Total Investments 89.6% (Cost $3,035,318)		2,978,152
Other Assets Less Liabilities 10.4%		345,642

Net Assets 100.0%		$3,323,794

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount		Value

US Government and Government Agency Securities 58.3%
US Government Securities 34.5%
US Treasury Bonds:
5.375%, 2/15/2031	$16,000		$17,782
5%, 5/15/2037	43,000		46,225
US Treasury Inflation-Protected Securities 2.375%, 1/15/2017	21,301		23,063
US Treasury Notes:
2.125%, 4/30/2010	20,000		19,861
4.5%, 2/28/2011	95,000	‡	99,067
4.25%, 9/30/2012	80,000		83,319
3.875%, 10/31/2012	5,000		5,129
3.375%, 6/30/2013	5,000		5,011
4.25%, 8/15/2013	85,000		88,705
4%, 2/15/2014	20,000		20,633
3.5%, 2/15/2018	60,000		57,773
3.875%, 5/15/2018	160,000		158,713
US Treasury STRIPS Principal 7.5%, 11/15/2024##	90,000		41,998

			667,279

Government Agency Mortgage-Backed Securitiesø†† 13.4%
Fannie Mae: 4.5%, 12/1/2020#	17,710		17,281
5.353%, 4/1/2036#	21,948		22,094
5.966%, 8/1/2036#	21,169		21,578
6.5%, 9/1/2037	35,247		36,073
6.5%, TBA 7/2008	25,000		25,738
Freddie Mac Gold:
6.17%, 8/1/2036#	18,500		18,979
5.958%, 4/1/2037#	17,779		18,016
Ginnie Mae 5.5%, TBA 7/2008	100,000		99,516

			259,275

	Principal Amount		Value

Government Agency Securities 10.4%ø
Fannie Mae:
5.125%, 4/15/2011	$45,000	‡	$46,833
4.75%, 11/19/2012	10,000		10,297
5%, 7/9/2018	15,000		14,858
Federal Farm Credit Bank:
3.5%, 8/5/2010	75,000		75,010
3.4%, 2/7/2013	40,000		38,900
Federal Home Loan Bank 5%, 11/17/2017	10,000		10,215
Freddie Mac 5%, 7/15/2014	5,000		5,182

			201,295

Total US Government and Government Agency Securities (Cost $1,116,500)			1,127,849

Corporate Bonds 34.0%
Aerospace and Defense 0.8%
United Technologies 6.125%, 7/15/2038	15,000		15,119

Airlines 0.9%
Continental Airlines (Series A) 5.983%, 4/19/2022	20,000		16,550

Capital Markets 2.0%
Bank of New York Mellon 4.95%, 11/1/2012	15,000		14,971
Lehman Brothers Holdings 6.875%, 5/2/2018	15,000		14,547
Merrill Lynch 6.05%, 5/15/2012	10,000		9,796

			39,314

Chemicals 0.5%
E.I. duPont de Nemours 5%, 1/15/2013	10,000		10,095

Computers and Peripherals 0.5%
Hewlett-Packard 5.5%, 3/1/2018	10,000		9,812

See footnotes on page 28.

24

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Consumer Finance 1.8%
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	$5,000	$4,871
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000	29,801

		34,672

Diversified Financial Services 1.7%
CIT Group 5.4%, 1/30/2016	5,000	3,448
Citigroup 5.5%, 4/11/2013	10,000	9,770
JPMorgan Chase 5.375%, 10/1/2012	5,000	5,020
NYSE Euronext 4.8%, 6/28/2013	15,000	14,810

		33,048

Diversified Telecommunication Services 1.5%
AT&T 5.5%, 2/1/2018	10,000	9,708
BellSouth 5.2%, 9/15/2014	15,000	14,801
Embarq 7.082%, 6/1/2016	5,000	4,756

		29,265

Electric Utilities 3.0%
Exelon Generation 6.2%, 10/1/2017	10,000	9,757
Indiana Michigan Power Company 6.05%, 3/15/2037	10,000	8,766
Southern Power 6.375%, 11/15/2036	20,000	18,679
Union Electric 6.4%, 6/15/2017	20,000	19,995

		57,197

Energy Equipment and Services 1.1%
Nabors Industries 6.15%, 2/15/2018†	15,000	15,189
Weatherford International 7%, 3/15/2038	5,000	5,143

		20,332

Food and Staples Retailing 0.8%
Kroger 6.90%, 4/15/2038	10,000	10,301
Wal-Mart Stores 6.2%, 4/15/2038	5,000	4,929

		15,230

Food Products 1.8%
Archer Daniels Midland 5.45%, 3/15/2018	10,000	9,775
Corn Products 6%, 4/15/2017	20,000	20,512
General Mills 5.20%, 3/17/2015	5,000	4,888

		35,175

Health Care Providers and Services 0.7%
UnitedHealth Group 6.625%, 11/15/2037	15,000	13,856

Household Products 0.3%
Kimberly-Clark 6.125%, 8/1/2017	5,000	5,201

Industrial Conglomerates 1.2%
General Electric Capital 5.875%, 1/14/2038	10,000	9,093
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	15,000	14,723

		23,816

	Principal Amount	Value
Insurance 1.9%
American General Finance 5.85%, 6/1/2013	$10,000	$8,828
Genworth Global Funding Trust 5.2%, 10/8/2010	15,000	15,012
Prudential Financial 6.625%, 12/1/2037	15,000	14,203

		38,043

Media 3.3%
Comcast 5.7%, 5/15/2018	5,000	4,752
Thomson Reuters 6.50%, 7/15/2018	35,000	34,940
Time Warner Cable 5.4%, 7/2/2012	15,000	14,862
Viacom 6.125%, 10/5/2017	10,000	9,605

		64,159

Metals and Mining 0.5%
Nucor 5.85%, 6/1/2018	10,000	10,123

Multi-Utilities 0.8%
Dominion Resources 5.6%, 11/15/2016	15,000	14,510

Multiline Retail 1.9%
J.C. Penney 6.375%, 10/15/2036	20,000	16,753
Safeway 6.35%, 8/15/2017	20,000	20,619

		37,372

Office Electronics 1.6%
Xerox:
5.5%, 5/15/2012	20,000	19,786
7.625%, 6/15/2013	10,000	10,384

		30,170

Oil, Gas and Consumable Fuels 1.3%
Encana 5.9%, 12/1/2017	15,000	15,103
XTO Energy 6.25%, 8/1/2017	10,000	10,120

		25,223

Pharmaceuticals 0.5%
Bristol-Myers Squibb 5.45%, 5/1/2018	10,000	9,883

Real Estate Investment Trusts 2.1%
Health Care Properties 6%, 1/30/2017	15,000	12,930
Prologis Trust 5.625%, 11/15/2016	15,000	13,915
Simon Property Group 6.125%, 5/30/2018	15,000	14,619

		41,464

Road and Rail 0.5%
Union Pacific 5.7%, 8/15/2018	10,000	9,777

Water Utilities 1.0%
American Water Capital 6.085%, 10/15/2017	20,000	19,217

Total Corporate Bonds (Cost $675,612)		658,623

See footnotes on page 28.

25

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Asset-Backed Securities†† 4.5%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	$15,000	$15,040
Centex Home Equity 4.533%, 12/25/2032#	20,303	8,316
Chase Issuance Trust 2.491%, 10/17/2011#	15,000	14,969
Irwin Home Equity 2.863%, 2/25/2034#	12,779	11,752
Structured Asset Securities 4.04%,** 6/25/2033	38,169	36,028

Total Asset-Backed Securities (Cost $100,086)		86,105

Collateralized Mortgage Obligations†† 4.3%
Bank of America Mortgage Securities 4.719%, 7/25/2034#	6,232	6,053
GS Mortgage Loan Trust 5.317%, 7/25/2035#	18,802	18,087
Homestar Mortgage Acceptance 2.803%, 3/25/2034#	10,032	7,935
Indymac Index Mortgage Loan Trust 6.155%, 3/25/2036#	29,765	23,101
Wells Fargo 4.731%, 7/25/2034#	28,491	27,061

Total Collateralized Mortgage Obligations (Cost $92,095)		82,237

	Principal Amount or Shares		Value
Foreign Government Agency Securities 0.5%
Corporacion Andina de Fomento 5.75%, 1/12/2017 (Cost $9,956)	$10,000		$9,736

Preferred Stocks 0.4%
Government Agency Securitiesø 0.4%
Fannie Mae (Series S) 8.25% (Cost $9,162)	365	shs.	8,377

Repurchase Agreement 3.6%
State Street Bank 1.55%, dated 6/30/2008, maturing 7/1/2008, in the amount of $70,003, collateralized by: $75,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $73,688 (Cost $70,000)	$70,000		70,000

Total Investments 105.6% (Cost $2,073,411)			2,042,927
Other Assets Less Liabilities (5.6)%			(108,697)

Net Assets 100.0%			$1,934,230

Seligman Large-Cap Value Portfolio

	Shares	Value

Common Stocks 100.4%
Aerospace and Defense 5.3%
Honeywell International	1,500	$75,420
United Technologies	1,300	80,210

		155,630

Capital Markets 6.2%
Bank of New York Mellon	2,499	94,537
Morgan Stanley	2,400	86,568

		181,105

Chemicals 6.4%
E. I. duPont de Nemours	2,200	94,358
Praxair	1,000	94,240

		188,598

Commercial Banks 2.8%
U.S. Bancorp	3,000	83,670

Communications Equipment 2.6%
Juniper Networks*	3,500	77,630

Computers and Peripherals 2.6%
Seagate Technology	4,000	76,520

	Shares	Value

Diversified Financial Services 5.9%
Bank of America	3,600	$85,932
JPMorgan Chase	2,500	85,775

		171,707

Food and Staples Retailing 2.9%
Costco Wholesale	1,200	84,168

Food Products 3.1%
Tyson Foods (Class A)	6,000	89,640

Health Care Equipment and Supplies 6.8%
Baxter International	1,500	95,910
Medtronic	2,000	103,500

		199,410

Health Care Providers and Services 3.3%
Humana*	2,400	95,448

Independent Power Producers and Energy Traders 3.3%
AES*	5,000	96,050

See footnotes on page 28.

26

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Large-Cap Value Portfolio (continued)

	Shares	Value
Insurance 12.8%
MetLife	2,000	$105,540
Prudential Financial	1,200	71,688
Travelers	2,000	86,800
Unum Group	5,500	112,475

		376,503

Machinery 3.3%
Caterpillar	1,300	95,966

Multiline Retail 2.1%
J.C. Penney	1,700	61,693

Oil, Gas and Consumable Fuels 13.2%
Chevron	900	89,217
Marathon Oil	2,000	103,740
Valero Energy	1,800	74,124
Williams Companies	3,000	120,930

		388,011

Pharmaceuticals 3.5%
Bristol-Myers Squibb	5,000	102,650

Road and Rail 5.5%
CSX	1,000	62,810
Union Pacific	1,300	98,150

		160,960

	Shares or Principal Amount		Value
Specialty Retail 5.5%
The Gap	5,500	shs.	$91,685
Lowe’s	3,300		68,475

			160,160

Tobacco 3.3%
Altria Group	1,400		28,784
Philip Morris International	1,400		69,146

			97,930

Total Common Stocks (Cost $2,413,861)			2,943,449

Repurchase Agreement 0.0%
State Street Bank 1.55%, dated 6/30/2008, maturing 7/1/2008, in the amount of $1,000, collateralized by: $5,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $4,913 (Cost $1,000)	$1,000		1,000

Total Investments 100.4% (Cost $2,414,861)			2,944,449
Other Assets Less Liabilities (0.4)%			(10,768)

Net Assets 100.0%			$2,933,681

Seligman Smaller-Cap Value Portfolio

	Shares	Value

Common Stocks 100.0%
Aerospace and Defense 3.0%
Cubic	190,000	$4,233,200

Airlines 3.7%
Continental Airlines (Class B)*	170,000	1,718,700
Delta Air Lines*	600,000	3,420,000

		5,138,700

Beverages 4.0%
Central European Distribution*	75,000	5,561,250

Chemicals 6.5%
Hercules	270,000	4,571,100
Minerals Technologies	70,000	4,451,300

		9,022,400

Commercial Services and Supplies 7.9%
Brink’s	55,000	3,598,100
School Specialty*	112,000	3,329,760
Waste Connections*	130,000	4,150,900

		11,078,760

Communications Equipment 3.3%
F5 Networks*	160,000	4,547,200

	Shares	Value

Computers and Peripherals 1.9%
Hypercom*	600,000	$2,640,000

Construction and Engineering 3.1%
Shaw Group*	70,000	4,325,300

Diversified Consumer Services 2.3%
Sotheby’s Holdings	120,000	3,164,400

Electrical Equipment 7.2%
Belden	85,000	2,879,800
EnerSys*	160,000	5,476,800
Thomas & Betts*	46,500	1,760,025

		10,116,625

Energy Equipment and Services 7.1%
Exterran Holdings*	70,000	5,004,300
TETRA Technologies*	210,000	4,979,100

		9,983,400

Health Care Providers and Services 2.6%
WellCare Health Plans*	100,000	3,615,000

Health Care Technology 1.8%
Eclipsys*	140,000	2,570,400

See footnotes on page 28.

27

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Smaller-Cap Value Portfolio (continued)

	Shares	Value
Hotels, Restaurants and Leisure 3.7%
Panera Bread (Class A)*	50,000	$2,313,000
Penn National Gaming*	90,000	2,893,500

		5,206,500

Insurance 13.5%
Aspen Insurance Holdings	160,000	3,787,200
W.R. Berkley	140,000	3,382,400
Endurance Specialty Holdings	100,000	3,079,000
Hanover Insurance Group	100,000	4,250,000
Infinity Property and Casualty	105,000	4,359,600

		18,858,200

IT Services 2.9%
CACI International (Class A)*	90,000	4,119,300

Machinery 3.3%
Mueller Industries	145,000	4,669,000

Multiline Retail 2.6%
Fred’s (Class A)	320,000	3,596,800

Personal Products 2.8%
Herbalife	100,000	3,875,000

Pharmaceuticals 2.1%
Par Pharmaceutical*	180,000	2,921,400

Real Estate Investment Trusts 1.4%
FelCor Lodging Trust	185,000	1,942,500

	Shares	Value
Road and Rail 0.2%
Dollar Thrifty Automative Group*	30,000	$283,500

Semiconductors and Semiconductor Equipment 5.8%
Cypress Semiconductor*	170,000	4,207,500
ON Semiconductor*	213,600	1,958,712
Varian Semiconductor Equipment Associates*	53,950	1,878,539

		8,044,751

Software 5.0%
Lawson Software*	390,000	2,835,300
Quest Software*	280,000	4,146,800

		6,982,100

Specialty Retail 2.3%
Pacific Sunwear of California*	225,000	1,919,250
Pier 1 Imports*	380,000	1,307,200

		3,226,450

Total Investments 100.0% (Cost $135,239,337)		139,722,136
Other Assets Less Liabilities 0.0%		12,402

Net Assets 100.0%		$139,734,538

*	Non-income producing security.
**	Current rate of step bond.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
øø

The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:
(a)	Energizer Holdings, Longs Drug Stores and Sepracor
(b)	Oracle, Schering-Plough and Target
(c)	CIGNA, Hologic and Qwest Communications International
(d)	Adobe Systems, UnitedHealth Group and Wyeth
(e)	Delta Air Lines, Intel and Mylan
(f)	Health Net, Kohl’s and Prudential Financial
(g)	Comcast, Merck and Nokia (ADR)
‡	At June 30, 2008, these securities, with a total value of $145,900, were held as collateral for the TBA securities in the Investment Grade Fixed Income Portfolio.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2008.
##	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

ADR – American Depositary Receipts.

GDR – Global Depositary Receipts.

TBA – To-be-announced.

See Notes to Financial Statements.

28

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)

June 30, 2008

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$9,688,948	—	$3,920,550	$44,463,022	$5,764,694
Options purchased	—	—	26,379	—	—
Repurchase agreements	592,000	$71,000	259,000	4,031,000	—
Other short-term holdings	—	9,473,322	187,620	—	—
Total Investments*	10,280,948	9,544,322	4,393,549	48,494,022	5,764,694
Cash denominated in US dollars**	856	724	1,522	537	903,764
Cash denominated in foreign currencies†	—	—	—	280,428	30
Receivable for securities sold	148,022	11,202	66,346	190,039	147,393
Dividends and interest receivable	488	—	10,278	3,287	2,093
Receivable for Capital Stock sold	—	—	—	15,297	—
Receivable from the Manager (Note 5)	—	2,734	—	—	—
Other	84	880	55	678	64
Total Assets	10,430,398	9,559,862	4,471,750	48,984,288	6,818,038
Liabilities:
Payable for securities purchased	205,542	—	87,812	317,071	54,484
Management fee payable	3,418	2,996	1,522	31,553	8,331
Distribution and service (12b-1) fees payable	3,268	—	—	10,693	858
Payable for Capital Stock redeemed	1,696	427	493	43,253	18,496
Accrued expenses and other	26,747	15,896	13,872	49,853	24,190
Total Liabilities	240,671	19,319	103,699	452,423	106,359
Net Assets	$10,189,727	$9,540,543	$4,368,051	$48,531,865	$6,711,679
Composition of Net Assets:
Capital Stock, $0.001 at par	$608	$9,543	$416	$2,686	$401
Additional paid-in capital	16,122,549	9,531,000	6,242,055	64,914,720	16,462,033
Undistributed/accumulated net investment income (loss)	(44,989)	—	252,060	(161,819)	(56,351)
Accumulated net realized loss	(6,397,205)	—	(1,388,483)	(15,433,472)	(9,571,155)
Net unrealized appreciation (depreciation) of investments, options written, and foreign currency transactions	508,764	—	(737,997)	(790,250)	(123,249)
Net Assets	$10,189,727	$9,540,543	$4,368,051	$48,531,865	$6,711,679
Class 1	$4,729,200	$9,540,543	$4,368,051	$31,336,938	$4,465,121
Class 2	$5,460,527			$17,194,927	$2,246,558
Shares of Capital Stock Outstanding:
Class 1	279,552	9,543,023	416,234	1,721,223	265,617
Class 2	328,848			965,134	135,272
Net Asset Value per Share:
Class 1	$16.92	$1.00	$10.49	$18.21	$16.81
Class 2	$16.61			$17.82	$16.61

* Cost of total investments are as follows:	$9,772,184	$9,544,322	$5,131,546	$49,286,286	$5,887,749
** Includes restricted cash as follows:	$300	$200	$1,000	—	—
† Cost of foreign currencies as follows:	—	—	—	$278,407	$30

See Notes to Financial Statements.

29

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)

June 30, 2008

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$2,978,152	$1,972,927	$2,943,449	$139,722,136
Repurchase agreements	—	70,000	1,000	—
Total Investments*	2,978,152	2,042,927	2,944,449	139,722,136
Cash**	111,245	6,013	557	500
Cash denominated in foreign currencies**	3,885	—	—	—
Dividends and interest receivable	11,483	20,818	3,025	26,150
Receivable for securities sold	293,857	9,366	—	687,648
Receivable for Capital Stock sold	—	—	—	5,718
Receivable from the Manager (Note 5)	19,568	1,482	—	—
Unrealized appreciation on foreign currency contracts	1,930	—	—	—
Other	32	15	33	1,721
Total Assets	3,420,152	2,080,621	2,948,064	140,443,873
Liabilities:
Payable for securities purchased	58,734	131,125	—	—
Payable for Capital Stock redeemed	10,149	54	303	251,030
Management fee payable	2,974	640	2,114	124,332
Distribution and service (12b-1) fees payable	—	—	—	16,239
Bank overdraft	—	—	—	230,154
Unrealized depreciation on foreign currency contracts	2,586	—	—	—
Accrued expenses and other	21,915	14,572	11,966	87,580
Total Liabilities	96,358	146,391	14,383	709,335
Net Assets	$3,323,794	$1,934,230	$2,933,681	$139,734,538
Composition of Net Assets:
Capital Stock, $0.001 at par	$233	$226	$233	$9,544
Additional paid-in capital	4,064,563	1,968,692	2,202,271	90,817,708
Undistributed/accumulated net investment income (loss)	(9,933)	129,584	28,582	(554,237)
Undistributed/accumulated net realized gain (loss)	(675,184)	(133,788)	173,007	44,978,724
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(55,885)	(30,484)	529,588	4,482,799
Net Assets	$3,323,794	$1,934,230	$2,933,681	$139,734,538
Class 1	$3,323,794	$1,934,230	$2,933,681	$108,115,182
Class 2				$31,619,356
Shares of Capital Stock Outstanding:
Class 1	233,369	225,718	233,332	7,364,971
Class 2				2,178,984
Net Asset Value per Share:
Class 1	$14.24	$8.57	$12.57	$14.68
Class 2				$14.51

* Cost of total investments are as follows:	$3,035,318	$2,073,411	$2,414,861	$135,239,337
** Includes restricted cash as follows:	—	$500	—	$500
† Cost of foreign currencies as follows:	$3,884	—	—	—

See Notes to Financial Statements.

30

Seligman Portfolios, Inc.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2008

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Investment Income:
Dividends*	$19,879	$—	$40,108	$74,102	$16,091
Interest	4,243	133,545	55,750	29,108	1,502
Total Investment Income	24,122	133,545	95,858	103,210	17,593
Expenses:
Management fees	19,538	18,985	9,666	185,840	35,359
Shareholder account services	13,817	—	—	21,971	13,397
Auditing fees	8,394	8,122	6,867	21,295	15,970
Custody and related services	7,419	6,645	7,109	21,948	32,922
Distribution and service (12b-1) fees — Class 2	6,329	—	—	21,041	1,738
Shareholder reports and communications	5,968	1,102	1,001	8,711	7,706
Registration	2,401	772	707	4,918	3,785
Legal fees	2,073	1,993	1,619	5,605	1,818
Directors’ fees and expenses	980	973	842	2,160	910
Miscellaneous	1,407	1,180	1,090	4,833	3,443
Total Expenses Before Reimbursement	68,326	39,772	28,901	298,322	117,048
Reimbursement of expenses (Note 5)	—	(6,596)	—	—	(48,086)
Total Expenses After Reimbursement	68,326	33,176	28,901	298,322	68,962
Net Investment Income (Loss)	(44,204)	100,369	66,957	(195,112)	(51,369)
Net Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(230,366)	—	(489,856)	(1,814,081)	(261,268)
Net realized gain on options written	—	—	1,463	45,178	6,445
Net change in unrealized appreciation/depreciation of investments, options written, and foreign currency transactions	149,700	—	(354,064)	(2,466,757)	(484,188)
Net Loss on Investments, Options Written, and Foreign Currency Transactions	(80,666)	—	(842,457)	(4,235,660)	(739,011)
Increase (Decrease) in Net Assets from Operations	$(124,870)	$100,369	$(775,500)	$(4,430,772)	$(790,380)

*Net of foreign tax withheld as follows:	$616	—	$153	—	$1,014

See Notes to Financial Statements.

31

Seligman Portfolios, Inc.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2008

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Investment Income:
Dividends*	$41,320	—	$32,622	$401,900
Interest	—	$49,253	282	8,701
Total Investment Income	41,320	49,253	32,904	410,601
Expenses:
Management fees	18,948	4,050	13,518	776,138
Shareholder account services	—	—	—	21,616
Auditing fees	7,191	6,539	6,449	50,704
Custody and related services	48,314	8,049	1,456	24,621
Distribution and service (12b-1) fees — Class 2	—	—	—	32,763
Shareholder reports and communications	931	836	914	14,461
Registration	588	612	581	8,167
Legal fees	1,529	1,372	1,495	14,704
Directors’ fees and expenses	812	757	799	5,399
Miscellaneous	950	792	930	14,900
Total Expenses Before Reimbursement	79,263	23,007	26,142	963,473
Reimbursement of expenses (Note 5)	(41,364)	(14,401)	—	—
Total Expenses After Reimbursement	37,899	8,606	26,142	963,473
Net Investment Income (Loss)	3,421	40,647	6,762	(552,872)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions	(202,635)	7,885	229,764	1,186,895
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(661,753)	(49,134)	(674,278)	(27,365,791)
Net Loss on Investments and Foreign Currency Transactions	(864,388)	(41,249)	(444,514)	(26,178,896)
Decrease in Net Assets from Operations	$(860,967)	$(602)	$(437,752)	$(26,731,768)

*Net of foreign tax withheld as follows:	$5,395	—	—	—

See Notes to Financial Statements.

32

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Capital Portfolio		Seligman Cash Management Portfolio		Seligman Common Stock Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income (loss)	$(44,204)	$(105,094)	$100,369	$465,465	$66,957	$185,129
Net realized gain (loss) on investments	(230,366)	2,197,691	—	1,173	(489,856)	756,711
Net realized gain on options written	—	—	—	—	1,463	6,894
Net change in unrealized appreciation/depreciation of investments and options written	149,700	(415,940)	—	—	(354,064)	(951,413)
Increase (Decrease) in Net Assets From Operations	(124,870)	1,676,657	100,369	466,638	(775,500)	(2,679)
Distributions to Shareholders:
Net investment income — Class 1	—	—	(100,369)	(465,465)	—	(80,216)
Net realized gain on investments — Class 1	—	—	(1,086)	(87)	—	—
Decrease in Net Assets From Distributions	—	—	(101,455)	(465,552)	—	(80,216)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	60,996	382,563	1,580,208	2,353,343	117,231	406,508
Class 2	561,996	832,446	—	—	—	—
Investment of distributions — Class 1	—	—	101,455	465,552	—	80,216
Total	622,992	1,215,009	1,681,663	2,818,895	117,231	486,724
Cost of shares redeemed:
Class 1	(649,052)	(1,858,782)	(2,045,642)	(4,917,930)	(673,177)	(2,399,969)
Class 2	(507,744)	(1,112,579)	—	—	—	—
Total	(1,156,796)	(2,971,361)	(2,045,642)	(4,917,930)	(673,177)	(2,399,969)
Decrease in Net Assets From Capital Share Transactions	(533,804)	(1,756,352)	(363,979)	(2,099,035)	(555,946)	(1,913,245)
Decrease in Net Assets	(658,674)	(79,695)	(365,065)	(2,097,949)	(1,331,446)	(1,996,140)
Net Assets:
Beginning of period	10,848,401	10,928,096	9,905,608	12,003,557	5,699,497	7,695,637
End of Period*	$10,189,727	$10,848,401	$9,540,543	$9,905,608	$4,368,051	$5,699,497

* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(44,989)	$(785)	—	—	$252,060	$185,103

See Notes to Financial Statements.

33

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Communications and Information Portfolio		Seligman Global Technology Portfolio		Seligman International Growth Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income (loss)	$(195,112)	$(383,292)	$(51,369)	$(127,469)	$3,421	$(6,249)
Net realized gain (loss) on investments and foreign currency transactions	(1,814,081)	10,928,794	(261,268)	1,683,512	(202,635)	1,054,645
Net realized gain (loss) on options written	45,178	(53,948)	6,445	(9,134)	—	—
Net change in unrealized appreciation/depreciation of investments, options written, and foreign currency transactions	(2,466,757)	(2,330,916)	(484,188)	(331,585)	(661,753)	(197,572)
Increase (Decrease) in Net Assets From Operations	(4,430,772)	8,160,638	(790,380)	1,215,324	(860,967)	850,824
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	461,198	943,241	69,221	353,047	149,525	661,856
Class 2	2,650,352	7,811,284	343,584	1,274,885	—	—
Total	3,111,550	8,754,525	412,805	1,627,932	149,525	661,856
Cost of shares redeemed:
Class 1	(4,577,186)	(10,022,537)	(736,774)	(2,076,085)	(518,255)	(1,325,987)
Class 2	(2,573,899)	(7,340,545)	(716,563)	(935,845)	—	—
Total	(7,151,085)	(17,363,082)	(1,453,337)	(3,011,930)	(518,255)	(1,325,987)
Decrease in Net Assets From Capital Share Transactions	(4,039,535)	(8,608,557)	(1,040,532)	(1,383,998)	(368,730)	(664,131)
Increase (Decrease) in Net Assets	(8,470,307)	(447,919)	(1,830,912)	(168,674)	(1,229,697)	186,693
Net Assets:
Beginning of period	57,002,172	57,450,091	8,542,591	8,711,265	4,553,491	4,366,798
End of Period*	$48,531,865	$57,002,172	$6,711,679	$8,542,591	$3,323,794	$4,553,491

*Net of accumulated net investment loss as follows:	$(161,819)	$(914)	$(56,351)	$(778)	$(9,933)	$(586)

See Notes to Financial Statements.

34

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Investment Grade Fixed Income Portfolio		Seligman Large-Cap Value Portfolio		Seligman Smaller-Cap Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income (loss)	$40,647	$88,975	$6,762	$21,961	$(552,872)	$(1,369,331)
Net realized gain on investments	7,885	8,799	229,764	427,789	1,186,895	45,163,398
Net change in unrealized appreciation/depreciation of investments	(49,134)	8,473	(674,278)	(47,269)	(27,365,791)	(33,203,206)
Increase (Decrease) in Net Assets From Operations	(602)	106,247	(437,752)	402,481	(26,731,768)	10,590,861
Distributions to Shareholders:
Net investment income — Class 1	—	(101,781)		(27,291)	—	—
Net realized gain on investments:
Class 1	—	—	—	—	—	(16,069,942)
Class 2	—	—	—	—	—	(4,513,257)
Decrease in Net Assets From Distributions	—	(101,781)	—	(27,291)	—	(20,583,199)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	406,365	167,866	149,140	423,743	25,517,930	32,967,097
Class 2	—	—	—	—	1,425,785	7,361,369
Investment of dividends — Class 1	—	101,781	—	27,291	—	—
Investment of gain distributions:
Class 1	—	—	—	—	—	16,069,942
Class 2	—	—	—	—	—	4,513,257
Total	406,365	269,647	149,140	451,034	26,943,715	60,911,665
Cost of shares redeemed:
Class 1	(414,422)	(474,934)	(635,014)	(1,565,387)	(44,319,079)	(82,019,727)
Class 2	—	—	—	—	(4,827,264)	(8,859,738)
Total	(414,422)	(474,934)	(635,014)	(1,565,387)	(49,146,343)	(90,879,465)
Decrease in Net Assets From Capital Share Transactions	(8,057)	(205,287)	(485,874)	(1,114,353)	(22,202,628)	(29,967,800)
Decrease in Net Assets	(8,659)	(200,821)	(923,626)	(739,163)	(48,934,396)	(39,960,138)
Net Assets:
Beginning of period	1,942,889	2,143,710	3,857,307	4,596,470	188,668,934	228,629,072
End of Period*	$1,934,230	$1,942,889	$2,933,681	$3,857,307	$139,734,538	$188,668,934

* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$129,584	$89,023	$28,582	$21,820	$(554,237)	$(1,365)

See Notes to Financial Statements.

35

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company consisting of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.	Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee (“12b-1 fee”). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“US”), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation and Risk — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased by the Cash Management Portfolio to offset its liability for deferred directors’ fees are valued at net asset values or, for closed-end funds, closing market prices.

On January 1, 2008, the Portfolios adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Portfolios’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments or financial instruments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value) (Note 4). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

36

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

The following risks apply to some or all of the Portfolios. A Portfolio may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Portfolio investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Portfolio invests a substantial percentage of its assets in an industry, the Portfolio’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. A Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issuers held by such Portfolio. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

b.	Foreign Securities — Investments in foreign securities are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in foreign securities will be traded primarily in foreign currencies, and certain Portfolios may temporarily hold funds in foreign currencies. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios do not isolate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Such fluctuations are included in net realized and unrealized gain or loss from investments and foreign currency transactions.

c.	Equity-Linked Notes — The Portfolios may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Underlying Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Underlying Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

d.	Securities Purchased and Sold on a TBA Basis — The Portfolios may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Portfolios segregate securities as collateral for their obligations to purchase TBA mortgage securities.

e.	Mortgage Dollar Rolls — The Portfolios may enter into mortgage dollar roll transactions using TBAs in which a Portfolio sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction, with any gain or loss recognized at the time of each sale. The Portfolio may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

f.	Options — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

g.	Repurchase Agreements — The Portfolios may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Portfolio’s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

37

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

h.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

i.	Forward Currency Contracts — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and forward currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

j.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2008, 12b-1 fees were the only class-specific expenses.

k.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as a Portfolio is informed of the dividend.

l.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

m.	Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends and interest, and for certain countries, taxes on the sale of foreign securities have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2008.

4.	Fair Value Measurements — A summary of the value of the Portfolios’ investments and other financial instruments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 3a), is as follows:

Valuation Inputs	Capital Portfolio Investments	Cash Management Portfolio Investments	Common Stock Portfolio Investments	Communications and Information Portfolio Investments	Global Technology Portfolio Investments
Level 1 – Quoted Prices	$9,688,948	—	$3,946,929	$44,463,022	$4,973,802
Level 2 – Other Significant Observable Inputs	592,000	$9,544,322	446,620	4,031,000	790,892
Level 3 – Significant Unobservable Inputs	—	—	—	—	—
Total	$10,280,948	$9,544,322	$4,393,549	$48,494,022	$5,764,694

	International Growth Portfolio		Investment Grade Fixed Income Portfolio Investments	Large-Cap Value Portfolio Investments	Smaller-Cap Value Portfolio Investments
Valuation Inputs	Investments	Other Financial Instruments*
Level 1 – Quoted Prices	$654,311	$(378)	$8,377	$2,943,449	$139,722,136
Level 2 – Other Significant Observable Inputs	2,323,841	(278)	2,034,550	1,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—
Total	$2,978,152	$(656)	$2,042,927	$2,944,449	$139,722,136

*	Represents foreign currency contracts, which are not reflected in the Portfolios of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

38

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

5.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock and Investment Grade Portfolios’ average daily net assets; and equal to 0.75%, on an annual basis, of Communications and Information Portfolio’s average daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Smaller-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the International Growth Portfolio is equal to 1.00% per annum on the first $50 million of average daily net assets, 0.95% per annum on the next $1 billion of average daily net assets, and 0.90% per annum in excess of $1.05 billion of average daily net assets of the Portfolio.

For the six months ended June 30, 2008, the management fees for Global Technology Portfolio, International Growth Portfolio, Large-Cap Value Portfolio, and Smaller-Cap Value Portfolio were equal to 1.00%, 1.00%, 0.80%, and 1.00%, respectively, per annum of the average daily net assets of each of these Portfolios. (Note 14)

Wellington Management Company, LLP (the “Subadviser”), is the subadviser to the International Growth Portfolio and is responsible for furnishing investment advice, research and assistance. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee determined as follows: the Subadviser receives 0.45% on the first $50 million of the Portfolio’s average daily net assets and 0.40% of the Portfolio’s average daily net assets in excess of $50 million.

The Manager has undertaken to waive its management fees and/or reimburse certain Portfolios’ expenses to the extent that such Portfolios’ “other expenses” (i.e. those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses), exceed a certain rate per annum of the average daily net assets of the following Portfolios:

Portfolio	Rate	Portfolio	Rate
Cash Management	0.30%	International Growth	1.00%
Global Technology	0.90	Investment Grade	0.45

Such reimbursements may be terminated at any time, except in the case of International Growth Portfolio, the undertaking for which is contractual and will remain in effect through at least April 30, 2009.

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2008, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2008 are disclosed in the Statements of Assets and Liabilities.

Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. Seligman Advisors, Inc. (the “Distributor”), an affiliate of the Manager, acts as distributor of shares of the Fund.

Under an Administration, Shareholder Services and Distribution Plan (the “Plan”) adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company or qualified plan for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2008, fees incurred under the Plan aggregated $6,329 or 0.25% per annum; $21,041 or 0.25% per annum; $1,738 or 0.15% per annum; and $32,763 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Smaller-Cap Value Portfolio, respectively. On July 16, 2008, the Board approved an increase in 12b-1 fees for Global Technology and Smaller-Cap Value Portfolios. Effective October 1, 2008, the 12b-1 fees will be 0.25% per annum.

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and the earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at June 30, 2008, are included in accrued expenses and other liabilities as follows:

Portfolio	Amount	Portfolio	Amount	Portfolio	Amount
Capital	$817	Communications and Information	$1,079	Investment Grade	$767
Cash Management	816	Global Technology	802	Large-Cap Value	778
Common Stock	790	International Growth	779	Smaller-Cap Value	1,888

39

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2008, were as follows:

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales
Capital	$10,223,743	$10,721,309	International Growth	$5,957,982	$6,511,805
Common Stock	2,326,084	2,909,434	Investment Grade	953,398	900,471
Communications and Information	37,118,747	44,003,644	Large-Cap Value	353,027	816,561
Global Technology	6,085,303	7,513,630	Smaller-Cap Value	12,412,563	34,725,432

For the six months ended June 30, 2008, purchases and sales of US Government obligations were $1,446,442 and $1,306,532, respectively, for the Investment Grade Portfolio.

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of any Portfolio. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2008, and will vary from the final tax information as of the Fund’s year end.

The tax basis cost of certain Portfolios was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales. At June 30, 2008, the cost of investments for federal income tax purposes for each Portfolio was as follows:

Portfolio	Tax Basis Cost	Portfolio	Tax Basis Cost
Capital	$9,973,200	International Growth	$3,098,499
Common Stock	5,190,327	Investment Grade	2,074,074
Communications and Information	49,518,678	Large-Cap Value	2,416,315
Global Technology	5,954,136	Smaller-Cap Value	135,239,337

The tax basis components of accumulated earnings (losses) at June 30, 2008 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

	Capital	Common Stock	Communications and Information	Global Technology
Gross unrealized appreciation of portfolio securities*	$921,873	$276,507	$2,842,003	$362,075
Gross unrealized depreciation of portfolio securities*	(614,125)	(1,073,285)	(3,864,645)	(551,711)
Net unrealized appreciation (depreciation) of portfolio securities*	307,748	(796,778)	(1,022,642)	(189,636)
Undistributed ordinary income	—	252,800	—	—
Capital loss carryforward	(6,090,930)	(886,521)	(13,407,725)	(9,270,946)
Current period net realized gain (loss)	(105,259)	(443,130)	(1,793,355)	(233,821)
Total accumulated losses	$(5,888,441)	$(1,873,629)	$(16,223,722)	$(9,694,403)

	International Growth	Investment Grade	Large-Cap Value	Smaller-Cap Value
Gross unrealized appreciation of portfolio securities**	$291,569	$18,841	$739,307	$27,583,537
Gross unrealized depreciation of portfolio securities**	(410,635)	(51,840)	(211,173)	(23,100,738)
Net unrealized appreciation (depreciation) of portfolio securities**	(119,066)	(32,999)	528,134	4,482,799
Undistributed ordinary income	—	131,208	29,359	2,566,067
Capital loss carryforward	(481,073)	(141,759)	(56,757)	—
Current period net realized gain (loss)	(130,932)	9,631	231,217	41,813,007
Total accumulated earnings (losses)	$(731,071)	$(33,919)	$731,953	$48,861,873

*	Includes the effects of options written and foreign currency translations, if any.
**	Includes the effects of foreign currency translations, if any.

40

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

At December 31, 2007, the Portfolios listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Portfolios until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Portfolio will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Global Technology	International Growth	Investment Grade	Large-Cap Value
2009	—	—	—	$4,220,678	—	—	—
2010	$6,090,930	$520,011	$7,829,523	4,941,506	$481,074	—	—
2011	—	366,561	5,578,202	108,762	—	—	$56,757
2012	—	—	—	—	—	$1,136	—
2013	—	—	—	—	—	65,533	—
2014	—	—	—	—	—	75,090	—
Total	$6,090,930	$886,572	$13,407,725	$9,270,946	$481,074	$141,759	$56,757

The tax characterization of the distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007, is as follows:

	Cash Management Portfolio		Common Stock Portfolio	Investment Grade Portfolio	Smaller-Cap Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Year Ended December 31, 2007	Year Ended December 31, 2007	Year Ended December 31, 2007
Ordinary income	$101,455	$465,552	$80,216	$101,781	$1,817,327
Long-term capital gain	—	—	—	—	18,765,872
Total	$101,455	$465,552	$80,216	$101,781	$20,583,199

8.	Outstanding Foreign Currency Contracts — At June 30, 2008, the International Growth Portfolio had outstanding foreign currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)
Bought:
British pounds	21,000	41,113	9/5/08	41,617	$504
British pounds	18,000	35,248	9/5/08	35,672	424
British pounds	33,000	64,582	9/5/08	65,398	816
British pounds	5,536	11,035	7/2/08	11,027	(8)
Swiss francs	17,091	16,769	7/3/08	16,730	(39)
					$1,697
Sold:
Australian dollars	4,410	4,230	7/1/08	4,227	$3
British pounds	36,000	70,334	9/5/08	71,343	(1,009)
British pounds	36,000	70,330	9/5/08	71,343	(1,013)
British pounds	18,622	37,020	7/1/08	37,093	(73)
Danish krone	58,180	12,270	7/1/08	12,283	(13)
Euros	40,831	64,239	7/1/08	64,287	(48)
Euros	21,806	34,355	7/1/08	34,332	23
Euros	15,494	24,437	7/2/08	24,395	42
Euros	4,687	7,401	7/2/08	7,380	21
Japanese yen	961,115	8,921	7/1/08	9,051	(130)
Japanese yen	1,535,407	14,441	7/2/08	14,460	(19)
Japanese yen	859,461	8,153	7/3/08	8,094	59
Norwegian krone	34,393	6,791	7/1/08	6,753	38
South African rand	20,120	2,509	7/1/08	2,570	(61)
South African rand	90,727	11,463	7/2/08	11,587	(124)
Swiss francs	10,492	10,222	7/1/08	10,271	(49)
					$(2,353)

41

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

9.	Capital Stock Transactions — At June 30, 2008, there were 100,000,000 shares of Capital Stock authorized for each of Capital, Cash Management, Common Stock, Global Technology, International Growth, Investment Grade and Large-Cap Value Portfolios; 150,000,000 for each of Communications and Information and Smaller-Cap Value Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Capital Portfolio				Cash Management Portfolio		Common Stock Portfolio
	Class 1		Class 2
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sale of shares	3,868	22,553	35,971	50,375	1,580,302	2,353,353	10,500	31,074
Investment of dividends	—	—	—	—	101,456	465,552		6,448
Total	3,868	22,553	35,971	50,375	1,681,758	2,818,905	10,500	37,522
Shares redeemed	(41,018)	(112,707)	(32,921)	(70,482)	(2,045,642)	(4,917,930)	(61,674)	(182,961)
Increase (decrease) in shares	(37,150)	(90,154)	3,050	(20,107)	(363,884)	(2,099,025)	(51,174)	(145,439)

	Communications and Information Portfolio				Global Technology Portfolio
	Class 1		Class 2		Class 1		Class 2
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sale of shares	25,946	51,627	147,018	421,842	3,967	19,487	20,030	71,211
Shares redeemed	(257,959)	(542,021)	(147,030)	(401,068)	(44,138)	(118,149)	(43,611)	(54,176)
Increase (decrease) in shares	(232,013)	(490,394)	(12)	20,774	(40,171)	(98,662)	(23,581)	17,035

	International Growth Portfolio		Investment Grade Portfolio		Large-Cap Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sale of shares	9,650	41,523	46,782	19,151	10,874	29,861
Investment of dividends	—	—		12,002	—	1,881
Total	9,650	41,523	46,782	31,153	10,874	31,742
Shares redeemed	(34,370)	(87,195)	(47,878)	(54,570)	(47,496)	(111,329)
Decrease in shares	(24,720)	(45,672)	(1,096)	(23,417)	(36,622)	(79,587)

	Smaller-Cap Value Portfolio
	Class 1		Class 2
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sale of shares	1,693,167	1,759,315	93,502	376,091
Investment of gain distributions	—	925,688	—	262,704
Total	1,693,167	2,685,003	93,502	638,795
Shares redeemed	(2,914,425)	(4,247,824)	(315,989)	(458,345)
Increase (decrease) in shares	(1,221,258)	(1,562,821)	(222,487)	180,450

10.	Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each participating Portfolio incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2008, the Fund did not borrow from the credit facility.

42

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

11.	Options Written — Transactions in options written during the six months ended June 30, 2008, were as follows:

Common Stock Portfolio	Shares Subject to Call/Put	Premium
Options outstanding, December 31, 2007	—	—
Options written	1,800	$1,741
Options expired	(1,700)	(1,463)
Options exercised	(100)	(278)
Options outstanding, June 30, 2008	—	—
Communications and Information Portfolio
Options outstanding, December 31, 2007	4,800	$49,799
Options written	12,800	87,983
Options expired	(6,000)	(36,721)
Options terminated in closing purchase transactions	(7,200)	(77,333)
Options exercised	(4,400)	(23,728)
Options outstanding, June 30, 2008	—	—
Global Technology Portfolio
Options outstanding, December 31, 2007	700	$7,233
Options written	1,300	11,426
Options expired	(700)	(4,865)
Options terminated in closing purchase transactions	(1,300)	(13,794)
Options outstanding, June 30, 2008	—	—

12.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. (shareholder service agent and affiliate of certain registered companies managed by the Manager) and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

43

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

13.	Recently Issued Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund is currently evaluating the impact of the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

14.	Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Fund’s management agreements with the Manager, as well as the sub-advisory agreement between the Manager and the Subadviser with regard to Seligman International Growth Portfolio. On July 29, 2008, the Fund’s Board approved, with respect to the Portfolios, new advisory agreements with RiverSource, a new administration agreement with Ameriprise, and a new sub-advisory agreement between RiverSource and the Subadviser with regard to the International Growth Portfolio. The new advisory and subadvisory agreements will be presented to the shareholders of each Portfolio for their approval.

44

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each class of each Portfolio for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.03		$14.62	$13.78	$12.25	$11.28	$8.29
Income (Loss) from Investment Operations:
Net investment loss	(0.06)		(0.14)	(0.05)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.05)		2.55	0.89	1.59	1.02	3.02
Total from Investment Operations	(0.11)		2.41	0.84	1.53	0.97	2.99
Net Asset Value, End of Period	$16.92		$17.03	$14.62	$13.78	$12.25	$11.28
Total Return	(0.65)%		16.48%	6.10%	12.49%	8.60%	36.07%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,729		$5,394	$5,947	$8,235	$9,821	$12,486
Ratio of expenses to average net assets	1.27%	†	1.18%	1.05%	1.03%	0.92%	0.82%
Ratio of net investment loss to average net assets	(0.78)%	†	(0.83)%	(0.33)%	(0.50)%	(0.46)%	(0.33)%
Portfolio turnover rate	106.69%		196.31%	202.54%	173.99%	213.08%	140.59%
Without expense reimbursement:ø
Ratio of expenses to average net assets							0.96%
Ratio of net investment loss to average net assets							(0.47)%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.74		$14.40	$13.61	$12.13	$11.20	$8.25
Income (Loss) from Investment Operations:
Net investment loss	(0.08)		(0.18)	(0.08)	(0.09)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.05)		2.52	0.87	1.57	1.01	3.00
Total from Investment Operations	(0.13)		2.34	0.79	1.48	0.93	2.95
Net Asset Value, End of Period	$16.61		$16.74	$14.40	$13.61	$12.13	$11.20
Total Return	(0.78)%		16.25%	5.80%	12.20%	8.30%	35.76%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,461		$5,454	$4,981	$5,125	$5,385	$4,353
Ratio of expenses to average net assets	1.52%	†	1.43%	1.30%	1.28%	1.17%	1.07%
Ratio of net investment loss to average net assets	(1.03)%	†	(1.08)%	(0.58)%	(0.75)%	(0.71)%	(0.58)%
Portfolio turnover rate	106.69%		196.31%	202.54%	173.99%	213.08%	140.59%
Without expense reimbursement:ø
Ratio of expenses to average net assets							1.21%
Ratio of net investment loss to average net assets							(0.72)%

ø	The Manager, at its discretion, reimbursed expenses for the period presented.
†	Annualized.

See Notes to Financial Statements.

45

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Cash Management Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.010		0.043	0.041	0.024	0.006	0.004
Total from Investment Operations	0.010		0.043	0.041	0.024	0.006	0.004
Less Distributions:
Dividends from net investment income	(0.010)		(0.043)	(0.041)	(0.024)	(0.006)	(0.004)
Distributions from net realized gain	—ø		—ø	—	—	—	—
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.06%		4.38%	4.24%	2.41%	0.62%	0.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,541		$9,906	$12,004	$15,154	$1,828	$4,034
Ratio of expenses to average net assets	0.70%	†	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.11%	†	4.30%	4.13%	2.71%	0.56%	0.39%
Without management fee waiver and/or expense reimbursement:øø
Ratio of expenses to average net assets	0.84%	†	0.83%	0.71%	0.73%	1.14%	0.83%
Ratio of net investment income to average net assets	1.27%	†	4.17%	4.12%	2.68%	0.12%	0.26%

Common Stock Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.19		$12.56	$10.87	$10.84	$9.72	$7.80
Income (Loss) from Investment Operations:
Net investment income	0.15		0.34	0.14	0.10	0.13	0.08
Net realized and unrealized gain (loss) on investments and options written	(1.85)		(0.54)	1.70	0.12	1.10	1.97
Total from Investment Operations	(1.70)		(0.20)	1.84	0.22	1.23	2.05
Less Distributions:
Dividends from net investment income	—		(0.17)	(0.15)	(0.19)	(0.11)	(0.13)
Net Asset Value, End of Period	$10.49		$12.19	$12.56	$10.87	$10.84	$9.72
Total Return	(13.95)%		(1.60)%	16.92%	2.03%	12.65%	26.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,368		$5,699	$7,696	$8,219	$10,792	$12,297
Ratio of expenses to average net assets	1.20%	†	1.12%	0.90%	0.86%	0.69%	0.73%
Ratio of net investment income to average net assets	2.77%	†	2.64%	1.14%	0.95%	1.30%	0.92%
Portfolio turnover rate	51.11%		117.36%	95.96%	70.36%	42.68%	127.26%

ø	Less than $0.001.
øø	The Manager, at its discretion, waived management fees and/or reimbursed expenses for the periods presented.
†	Annualized.

See Notes to Financial Statements.

46

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Communications and Information Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.66		$17.04	$13.93	$12.92	$11.62	$8.05
Income (Loss) from Investment Operations:
Net investment loss	(0.06)		(0.11)	(0.08)	(0.10)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions	(1.39)		2.73	3.19	1.11	1.32	3.64
Total from Investment Operations	(1.45)		2.62	3.11	1.01	1.30	3.57
Net Asset Value, End of Period	$18.21		$19.66	$17.04	$13.93	$12.92	$11.62
Total Return	(7.37)%		15.37%	22.33%	7.82%	11.19%	44.35%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,337		$38,407	$41,642	$47,010	$58,646	$62,903
Ratio of expenses to average net assets	1.12%	†	1.10%	1.05%	1.10%	1.00%	1.01%
Ratio of net investment loss to average net assets	(0.70)%	†	(0.59)%	(0.54)%	(0.77)%	(0.15)%	(0.78)%
Portfolio turnover rate	78.43%		199.12%	181.03%	133.04%	127.69%	105.53%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.27		$16.74	$13.72	$12.76	$11.51	$7.99
Income (Loss) from Investment Operations:
Net investment loss	(0.08)		(0.15)	(0.12)	(0.13)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions	(1.37)		2.68	3.14	1.09	1.30	3.62
Total from Investment Operations	(1.45)		2.53	3.02	0.96	1.25	3.52
Net Asset Value, End of Period	$17.82		$19.27	$16.74	$13.72	$12.76	$11.51
Total Return	(7.52)%		15.11%	22.01%	7.52%	10.86%	44.06%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$17,195		$18,595	$15,808	$11,733	$12,243	$11,280
Ratio of expenses to average net assets	1.37%	†	1.35%	1.30%	1.35%	1.25%	1.26%
Ratio of net investment loss to average net assets	(0.95)%	†	(0.84)%	(0.79)%	(1.02)%	(0.40)%	(1.03)%
Portfolio turnover rate	78.43%		199.12%	181.03%	133.04%	127.69%	105.53%

† Annualized.

See Notes to Financial Statements.

47

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Global Technology Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.46		$15.99	$13.56	$12.54	$12.06	$8.86
Income (Loss) from Investment Operations:
Net investment loss	(0.12)		(0.25)	(0.20)	(0.19)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions	(1.53)		2.72	2.63	1.21	0.61	3.31
Total from Investment Operations	(1.65)		2.47	2.43	1.02	0.48	3.20
Net Asset Value, End of Period	$16.81		$18.46	$15.99	$13.56	$12.54	$12.06
Total Return	(8.94)%		15.45%	17.92%	8.13%	3.98%	36.12%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,465		$5,644	$6,466	$6,641	$8,446	$10,047
Ratio of expenses to average net assets	1.90%	†	1.90%	1.90%	1.90%	1.90%	1.61%
Ratio of net investment loss to average net assets	(1.40)%	†	(1.44)%	(1.37)%	(1.53)%	(1.10)%	(1.14)%
Portfolio turnover rate	92.06%		197.73%	204.73%	155.29%	146.96%	188.00%
Without expense reimbursement:ø
Ratio of expenses to average net assets	3.26%	†	3.04%	2.57%	2.49%	2.39%	2.39%
Ratio of net investment loss to average net assets	(2.76)%	†	(2.58)%	(2.04)%	(2.12)%	(1.59)%	(1.92)%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.25		$15.83	$13.45	$12.46	$12.00	$8.82
Income (Loss) from Investment Operations:
Net investment loss	(0.13)		(0.28)	(0.22)	(0.21)	(0.15)	(0.13)
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions	(1.51)		2.70	2.60	1.20	0.61	3.31
Total from Investment Operations	(1.64)		2.42	2.38	0.99	0.46	3.18
Net Asset Value, End of Period	$16.61		$18.25	$15.83	$13.45	$12.46	$12.00
Total Return	(8.99)%		15.29%	17.69%	7.95%	3.83%	36.05%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,247		$2,899	$2,245	$1,888	$2,210	$2,470
Ratio of expenses to average net assets	2.05%	†	2.05%	2.05%	2.05%	2.05%	1.76%
Ratio of net investment loss to average net assets	(1.55)%	†	(1.59)%	(1.52)%	(1.68)%	(1.25)%	(1.29)%
Portfolio turnover rate	92.06%		197.73%	204.73%	155.29%	146.96%	188.00%
Without expense reimbursement:ø
Ratio of expenses to average net assets	3.41%	†	3.19%	2.72%	2.64%	2.54%	2.54%
Ratio of net investment loss to average net assets	(2.91)%	†	(2.73)%	(2.19)%	(2.27)%	(1.74)%	(2.07)%

ø	The Manager, at its discretion, reimbursed certain expenses for the periods presented.
†	Annualized.

See Notes to Financial Statements.

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Seligman Portfolios, Inc.

Financial Highlights (unaudited)

International Growth Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.64		$14.38	$11.66	$11.10	$8.97	$6.72
Income (Loss) from Investment Operations:
Net investment income (loss)	0.01		(0.02)	(0.07)	(0.03)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.41)		3.28	2.79	0.59	2.21	2.20
Total from Investment Operations	(3.40)		3.26	2.72	0.56	2.17	2.25
Less Distributions:
Dividends from net investment income	—		—	—	—	(0.04)	—
Net Asset Value, End of Period	$14.24		$17.64	$14.38	$11.66	$11.10	$8.97
Total Return	(19.27)%		22.67%	23.33%	5.04%	24.19%	33.48%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,324		$4,553	$4,367	$3,783	$3,749	$3,490
Ratio of expenses to average net assets	2.00%	†	2.00%	2.00%	2.00%	2.00%	1.64%
Ratio of net investment income (loss) to average net assets	0.18%	†	(0.15)%	(0.54)%	(0.24)%	(0.40)%	0.67%
Portfolio turnover rate	161.64%		234.50%	166.33%	189.00%	213.83%	285.08%
Without expense reimbursement:ø
Ratio of expenses to average net assets	4.18%	†	4.02%	3.94%	5.05%	4.08%	3.45%
Ratio of net investment loss to average net assets	(2.00)%	†	(2.17)%	(2.48)%	(3.29)%	(2.48)%	(1.14)%

Investment Grade Fixed Income Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.57		$8.57	$8.80	$9.27	$10.85	$10.80
Income (Loss) from Investment Operations:
Net investment income	0.17		0.39	0.41	0.34	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.17)		0.08	(0.09)	(0.26)	(0.07)	0.17
Total from Investment Operations	—		0.47	0.32	0.08	0.27	0.51
Less Distributions:
Dividends from net investment income	—		(0.47)	(0.55)	(0.55)	(0.91)	(0.46)
Distributions from net realized capital gain	—		—	—	—	(0.94)	—
Total Distributions	—		(0.47)	(0.55)	(0.55)	(1.85)	(0.46)
Net Asset Value, End of Period	$8.57		$8.57	$8.57	$8.80	$9.27	$10.85
Total Return	0.00%		5.59%	3.61%	0.95%	2.41%	4.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,934		$1,943	$2,144	$2,758	$3,561	$6,025
Ratio of expenses to average net assets	0.85%	†	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	4.01%	†	4.49%	4.59%	3.67%	3.13%	3.08%
Portfolio turnover rate	112.04%		280.64%	768.29%	596.99%	184.46%	445.98%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.27%	†	2.48%	2.38%	1.70%	1.11%	0.91%
Ratio of net investment income to average net assets	2.59%	†	2.86%	3.06%	2.82%	2.87%	3.02%

ø	The Manager reimbursed certain expenses for the periods presented.
†	Annualized.

See Notes to Financial Statements.

49

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Large-Cap Value Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.29		$13.15	$11.67	$10.65	$9.27	$7.02
Income from Investment Operations:
Net investment income	0.03		0.07	0.08	0.07	0.09	0.11
Net realized and unrealized gain (loss) on investments	(1.75)		1.17	1.50	1.06	1.41	2.27
Total from Investment Operations	(1.72)		1.24	1.58	1.13	1.50	2.38
Less Distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.11)	(0.12)	(0.13)
Net Asset Value, End of Period	$12.57		$14.29	$13.15	$11.67	$10.65	$9.27
Total Return	(12.04)%		9.43%	13.57%	10.63%	16.25%	33.91%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,934		$3,857	$4,596	$5,190	$5,342	$5,456
Ratio of expenses to average net assets	1.55%	†	1.42%	1.32%	1.34%	1.26%	1.18%
Ratio of net investment income to average net assets	0.40%	†	0.51%	0.67%	0.65%	0.89%	1.34%
Portfolio turnover rate	10.42%		10.83%	14.17%	27.35%	15.09%	16.60%
Without expense reimbursement:ø
Ratio of expenses to average net assets							1.29%
Ratio of net investment income to average net assets							1.23%

ø	The Manager, at its discretion, reimbursed expenses for the year presented.
†	Annualized.

See Notes to Financial Statements.

50

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Smaller-Cap Value Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.21		$18.51	$16.67	$19.40	$16.20	$10.87
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)		(0.11)	(0.12)	(0.07)	0.08	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.48)		0.90	3.66	(0.71)	3.15	5.48
Total from Investment Operations	(2.53)		0.79	3.54	(0.78)	3.23	5.43
Less Distributions:
Dividends from net investment income	—		—	—	(0.11)	—	—
Distributions from net realized capital gain	—		(2.09)	(1.70)	(1.84)	(0.03)	(0.10)
Total Distributions	—		(2.09)	(1.70)	(1.95)	(0.03)	(0.10)
Net Asset Value, End of Period	$14.68		$17.21	$18.51	$16.67	$19.40	$16.20
Total Return	(14.70)%		4.14%	21.25%	(3.98)%	19.95%	49.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$108,115		$147,775	$187,833	$199,357	$268,410	$214,525
Ratio of expenses to average net assets	1.20%	†	1.14%	1.13%	1.14%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets	(0.67)%	†	(0.58)%	(0.66)%	(0.37)%	0.47%	(0.42)%
Portfolio turnover rate	7.94%		26.86%	31.98%	23.01%	45.24%	18.31%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.03		$18.37	$16.59	$19.26	$16.13	$10.85
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)		(0.15)	(0.15)	(0.10)	0.05	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.45)		0.90	3.63	(0.70)	3.11	5.46
Total from Investment Operations	(2.52)		0.75	3.48	(0.80)	3.16	5.38
Less Distributions:
Dividends from net investment income	—		—	—	(0.03)	—	—
Distributions from net realized capital gain	—		(2.09)	(1.70)	(1.84)	(0.03)	(0.10)
Total Distributions	—		(2.09)	(1.70)	(1.87)	(0.03)	(0.10)
Net Asset Value, End of Period	$14.51		$17.03	$18.37	$16.59	$19.26	$16.13
Total Return	(14.80)%		3.96%	20.99%	(4.13)%	19.60%	49.57%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,619		$40,894	$40,796	$35,604	$34,582	$19,978
Ratio of expenses to average net assets	1.39%	†	1.33%	1.32%	1.33%	1.33%	1.35%
Ratio of net investment income (loss) to average net assets	(0.86)%	†	(0.77)%	(0.85)%	(0.56)%	0.28%	(0.61)%
Portfolio turnover rate	7.94%		26.86%	31.98%	23.01%	45.24%	18.31%

†	Annualized.

See Notes to Financial Statements.

51

Seligman Portfolios, Inc.

Board of Directors

Maureen Fonseca 2,3

•	Head of School, The Masters School

•	Trustee, New York State Association of Independent Schools and Greens Farms Academy

•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President, Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation

•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney

•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.

•	Director, Seligman Data Corp.

•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.

•	Director, Vibration Control Technologies, LLC

•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.

•	Director and Chairman, Highland Park Michigan Economic Development Corp.

•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.

•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated

•	Chairman, Seligman Data Corp.

•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.

•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eleanor T.M. Hoagland	Reema D. Shah
Chairman	Vice President and Chief Compliance Officer	Vice President

Brian T. Zino	Francis L. Mustaro	Lawrence P. Vogel
President and Chief Executive Officer	Vice President	Vice President and Treasurer

John B. Cunningham	Richard M. Parower	Erik J. Voss
Vice President	Vice President	Vice President

Ajay Diwan	Thomas G. Rose	Paul H. Wick
Vice President	Vice President	Vice President

Neil T. Eigen	Richard S. Rosen	Paul B. Goucher
Vice President	Vice President	Secretary

52

Seligman Portfolios, Inc.

Additional Information

Quarterly Schedules of Investments

Complete schedules of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on Form N-Q is also made available on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-7844 in the US or collect (212) 850-1864 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

53

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.

SP3 6/08	Printed on Recycled Paper

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.
(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

By:	/s/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 2, 2008

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.